Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Pacific Ethanol, Inc.
Entity Central Index Key	0000778164
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,194	$ 7,586	$ 8,914
Accounts receivable, net (net of allowance for doubtful accounts of $226, $18 and $24 respectively)	32,169	26,051	28,140
Inventories	17,536	16,244	16,131
Prepaid inventory	9,644	5,422	9,239
Other current assets	1,978	2,129	3,994
Total current assets	65,521	57,432	66,418
Property and equipment, net	147,863	150,409	159,617
Intangible assets, net	3,615	3,734	4,458
Other assets	4,425	3,388	1,983
Total other assets	8,040	7,122	6,441
Total Assets**	221,424	214,963	232,476
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - trade	9,729	5,104	5,519
Accrued liabilities	5,030	3,282	2,713
Accrued preferred dividends			7,315
Current portion - long-term debt ($750 due to a related party)	8,496	4,029	750
Total current liabilities	23,255	12,415	16,297
Long-term debt, net of current portion	113,833	117,253	93,689
Accrued preferred dividends	5,120	5,852
Warrant liabilities and conversion feature at fair value	9,480	4,892	1,921
Other liabilities	1,638	1,644	1,305
Total Liabilities**	153,326	142,056	113,212
Commitments and Contingencies (Notes 5 and 7)
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012
Common stock, $0.001 par value; 300,000,000 shares authorized; 10,495,824, 9,789,408 and 5,775,445 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011, respectively	10	10	6
Additional paid-in capital	594,766	582,861	556,952
Accumulated deficit	(536,076)	(530,310)	(509,985)
Total Pacific Ethanol, Inc. Stockholders' Equity	58,701	52,562	46,974
Noncontrolling interest in variable interest entity	9,397	20,345	72,290
Total Stockholders' Equity	68,098	72,907	119,264
Total Liabilities and Stockholders' Equity	221,424	214,963	232,476
Series A Preferred Stock
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012	0	0	0
Series B Preferred Stock
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012	$ 1	$ 1	$ 1

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Allowance for doubtful accounts	$ 226	$ 18	$ 24
Current Liabilities:
Current portion of long term debt to related party	750	750	750
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	10,495,824	9,789,408	5,775,445
Common stock, outstanding	10,495,824	9,789,408	5,775,445
Series A Preferred Stock
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,684,375	1,684,375	1,684,375
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Series B Preferred Stock
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,580,790	1,580,790	1,580,790
Preferred stock shares issued	926,942	926,942	926,942
Preferred stock shares outstanding	926,942	926,942	926,942
Preferred stock liquidation preference	$ 23,196	$ 23,927

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 225,459	$ 197,719	$ 816,044	$ 901,188
Cost of goods sold	224,613	205,196	835,568	881,789
Gross profit (loss)	846	(7,477)	(19,524)	19,399
Selling, general and administrative expenses	4,005	3,378	12,141	15,427
Income (loss) from operations	(3,159)	(10,855)	(31,665)	3,972
Warrant inducements and fair value adjustments	(692)	(33)	1,954	7,559
Interest expense, net	(3,481)	(2,909)	(13,049)	(14,813)
Gain on extinguishment of debt	817
Other expense, net	(87)	(194)	(595)	(741)
Loss before provision for income taxes	(6,602)	(13,991)	(43,355)	(4,023)
Provision for income taxes
Consolidated net loss	(6,602)	(13,991)	(43,355)	(4,023)
Net loss attributed to noncontrolling interest in variable interest entity	1,148	9,038	24,298	7,097
Net loss attributed to Pacific Ethanol, Inc..	(5,454)	(4,953)	(19,057)	3,074
Preferred stock dividends	(312)	(315)	(1,268)	(1,265)
Net loss available to common stockholders	$ (5,766)	$ (5,268)	$ (20,325)	$ 1,809
Net loss per share, basic and diluted	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.8
Weighted-average shares outstanding, basic	10,060	5,748	7,224	2,249
Weighted-average shares outstanding, diluted	10,060	5,748	7,224	2,266

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest in VIE	Total
Beginning Balances, Amount at Dec. 31, 2010	$ 1	$ 1	$ 504,635	$ (511,794)	$ 94,972	$ 87,815
Beginning Balances, Shares at Dec. 31, 2010	1,456	861
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Amount			2,278			2,278
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Shares		18
Conversion of preferred stock to common stock, Amount
Conversion of preferred stock to common stock, Shares	(529)	30
Shares issued on Convertible Notes, Amount		4	36,860			36,864
Shares issued on Convertible Notes, Shares		4,257
Shares issued in private placement, Amount		1	5,554			5,555
Shares issued in private placement, Shares		508
Warrant exercises, Amount		1	1,157			1,157
Warrant exercises, Shares		101
Purchase of interests in New PE Holdco			6,468		(15,585)	(9,117)
Preferred stock dividends				(1,265)		(1,265)
Net income (loss)				3,074	(7,097)	(4,023)
Ending Balances, Amount at Dec. 31, 2011	1	6	556,952	(509,985)	72,290	119,264
Ending Balances, Shares at Dec. 31, 2011	927	5,775
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Amount			806			806
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Shares		(3)
Shares issued on equity offerings, Amount		4	15,856			15,860
Shares issued on equity offerings, Shares		3,700
Shares issued as payment of prior unpaid Series B preferred dividends, Amount			1,462			1,462
Shares issued as payment of prior unpaid Series B preferred dividends, Shares		302
Warrant exercises, Amount			139			139
Warrant exercises, Shares		15
Purchase of interests in New PE Holdco			7,646		(27,647)	(20,001)
Preferred stock dividends				(1,268)		(1,268)
Net income (loss)				(19,057)	(24,298)	(43,355)
Ending Balances, Amount at Dec. 31, 2012	$ 1	$ 10	$ 582,861	$ (530,310)	$ 20,345	$ 72,907
Ending Balances, Shares at Dec. 31, 2012	927	9,789

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Consolidated net loss	$ (6,602)	$ (13,991)	$ (43,355)	$ (4,023)
Adjustments to reconcile consolidated net loss to net cash used in operating activities:
Depreciation and amortization of intangibles	2,974	3,134	12,205	12,648
Interest expense added to Plant Owners' debt	2,276		3,542
Inventory valuation			816	47
Gain on extinguishment of debt	(817)
Warrant fair value adjustments	(94)	33	(1,954)	(7,559)
Amortization of debt discount	225
Amortization of deferred financing fees	108	164	736	651
Non-cash compensation	630	296	806	2,278
Loss (gain) on derivatives	5	(135)	(999)	(96)
Bad debt expense	208	2	(6)	(218)
Interest on convertible debt paid with stock				3,076
Changes in operating assets and liabilities:
Accounts receivable	(6,326)	(984)	2,095	(2,067)
Inventories	(1,300)	1,696	(929)	1,128
Prepaid expenses and other assets	53	1,393	2,251	(933)
Prepaid inventory	(4,222)	2,040	3,817	(6,524)
Accounts payable and accrued expenses	6,428	3,600	129	(2,358)
Net cash used in operating activities	(6,454)	(2,752)	(20,846)	(3,950)
Investing Activities:
Additions to property and equipment	(309)	(896)	(2,273)	(2,365)
Purchases of New PE Holdco ownership interests	(1,639)		(10,000)	(9,117)
Net cash used in investing activities	(1,948)	(896)	(12,273)	(11,482)
Financing Activities:
Net proceeds from sales of common stock and warrants			20,924	7,364
Proceeds from Senior Notes	22,192
Proceeds from Series A Convertible Notes	6,000
Proceeds from exercise of warrants	2,064
Proceeds from Plant Owners' borrowings	4,000	6,000	24,022	3,000
Principal Payments on Plant Owners' borrowings	(3,500)
Principal Payments on Senior Notes	(1,880)		(10,000)	(1,212)
Net proceeds from (payments on) Kinergy's line of credit	847	(5,970)	(721)	6,958
Parent purchases of Plant Owners' debt	(23,357)
Debt issuance costs	(1,044)		(1,166)
Preferred stock dividends paid	(312)	(315)	(1,268)
Principal payments paid on related party borrowings				(500)
Net cash provided by (used in) financing activities	5,010	(285)	31,791	15,610
Net increase (decrease) in cash and cash equivalents	(3,392)	(3,933)	(1,328)	178
Cash and cash equivalents at beginning of period	7,586	8,914	8,914	8,736
Cash and cash equivalents at end of period	4,194	4,981	7,586	8,914
Supplemental Information:
Interest paid	737	2,789	8,828	11,669
Noncash financing and investing activities:
Reclass of noncontrolling interest in VIE to APIC upon acquisitions of ownership interests in New PE Holdco	8,161
Discount on senior and convertible debt	4,940
Reclass of warrant liability to equity upon warrant exercises	260	112		1,157
Preferred stock dividends paid in common stock	732		1,464
Notes issued for purchase of 33% ownership in New PEHC			10,000
Preferred stock dividends accrued				1,265
Debt extinguished with issuance of common stock				$ 33,788

1. ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Basis Of Presentation
1. ORGANIZATION AND BASIS OF PRESENTATION.

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed and syrup. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had an 83% and 67% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of March 31, 2013 and December 31, 2012, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of March 31, 2013, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

Liquidity – During the three months ended March 31, 2013, the Company funded its operations primarily from cash on hand, borrowings under its credit facilities and various capital raising transactions in which it raised gross proceeds of $31,042,000 through the issuances of senior unsecured notes, unsecured subordinated convertible notes and in connection with the exercise of warrants.

As of March 31, 2013, the Plant Owners had up to $103,597,000 in combined term and revolving debt, of which $4,029,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $89,568,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,174,000. The Plant Owners do not and may not have sufficient funds to repay the $4,029,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $89,568,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,029,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of the Company’s ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $25,385,000 and $20,627,000 at March 31, 2013 and December 31, 2012, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $226,000 and $18,000 as of March 31, 2013 and December 31, 2012, respectively. The Company recorded a bad debt expense of $208,000 and $2,000 for the three months ended March 31, 2013 and 2012, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of variable interest entities, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassifications of prior year’s data have been made to conform to 2013 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had a 67% and 34% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of December 31, 2012 and 2011, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of December 31, 2012, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Basis of Presentation – The consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in United States (“GAAP”) and include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation of Variable Interest Entities – The Company applies the guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification 810, Consolidation, surrounding a company’s analysis to determine whether any of its variable interests constitute controlling financial interests in a variable interest entity (“VIE”). This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a VIE, from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has since consolidated the results of New PE Holdco. As long as the Company is deemed New PE Holdco’s primary beneficiary, the Company must treat New PE Holdco as a consolidated subsidiary for financial reporting purposes. See Note 2 – Variable Interest Entity. Through various transactions, the Company has increased its ownership interest in New PE Holdco to 67% at December 31, 2012. In January 2013, the Company increased its ownership interest in New PE Holdco to 80% and in March 2013, the Company further increased its ownership interest in New PE Holdco to 83% .

 Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split and on June 8, 2011, the Company effected a one-for-seven reverse stock split. All share and per share information has been restated to retroactively show the effects of these stock splits.

Liquidity – During 2012, the Company funded its operations primarily from cash provided by operations, borrowings under its credit facilities and various capital raising transactions in which it raised aggregate net proceeds of $20,900,000 through the issuance of an aggregate of 3,700,000 shares of its common stock and warrants to purchase up to an aggregate of up to 4,633,000 shares of its common stock.

As of March 28, 2013, the Plant Owners had up to $106,300,000 in combined term and revolving debt, of which $4,000,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $87,300,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,200,000. The Plant Owners do not and may not have sufficient funds to repay the up to $4,000,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $87,300,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,000,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of our ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

Cash and Cash Equivalents – The Company considers all highly-liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral. Due to a limited number of ethanol customers, the Company had significant concentrations of credit risk from sales of ethanol as of December 31, 2012 and 2011, as described below.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $20,627,000 and $23,715,000 at December 31, 2012 and 2011, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $18,000 and $24,000 as of December 31, 2012 and 2011, respectively. The Company recorded a bad debt recovery of $6,000 and $218,000 for the years ended December 31, 2012 and 2011, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Concentrations of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below. Financial instruments that subject the Company to credit risk consist of cash balances maintained in excess of federal depository insurance limits and accounts receivable, which have no collateral or security. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant risk of loss of cash.

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company sold ethanol to customers representing 10% or more of the Company’s total net sales, as follows.

	Years Ended December 31,
	2012	2011
Customer A	21%	22%
Customer B	16%	9%
Customer C	12%	7%

The Company had accounts receivable due from these customers totaling $12,011,000 and $13,577,000, representing 46% and 48% of total accounts receivable as of December 31, 2012 and 2011, respectively.

The Company purchases fuel-grade ethanol and corn, its largest cost component in producing ethanol, from its suppliers. The Company purchased ethanol and corn from suppliers representing 10% or more of the Company’s total purchases for the purchase and production of ethanol, as follows:

	Years Ended December 31,
	2012	2011
Supplier A	40%	39%
Supplier B	14%	13%
Supplier C	*	12%
____________ *Less than 10%

Inventories – Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	December 31,
	2012	2011
Finished goods	$10,230	$9,429
Work in progress	3,846	4,284
Raw materials	1,363	1,334
Other	805	1,084
Total	$16,244	$16,131

Property and Equipment – Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

The cost of normal maintenance and repairs is charged to operations as incurred. Significant capital expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of fixed assets sold, or otherwise disposed of, and the related accumulated depreciation or amortization are removed from the accounts, and any resulting gains or losses are reflected in current operations.

Intangible Assets – The Company amortizes intangible assets with definite lives using the straight-line method over their established lives, generally 2-10 years. Additionally, the Company tests these assets with established lives for impairment if conditions exist that indicate that carrying values may not be recoverable. Possible conditions leading to the unrecoverability of these assets include changes in market conditions, changes in future economic conditions or changes in technological feasibility that impact the Company’s assessments of future operations. If the Company determines that an impairment charge is needed, the charge will be recorded in selling, general and administrative expenses in the consolidated statements of operations.

Deferred Financing Costs – Deferred financing costs, which are included in other assets, are costs incurred to obtain debt financing, including all related fees, and are amortized as interest expense over the term of the related financing using the straight-line method which approximates the interest rate method. Amortization of deferred financing costs was $736,000 and $651,000 for the years ended December 31, 2012 and 2011, respectively. Unamortized deferred financing costs were approximately $1,447,000 at December 31, 2012 and are recorded in other assets in the consolidated balance sheets.

Derivative Instruments and Hedging Activities – Derivative transactions, which can include forward contracts and futures positions on the New York Mercantile Exchange and the Chicago Board of Trade are recorded on the balance sheet as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in income unless specific hedge accounting criteria are met. If derivatives meet those criteria, effective gains and losses are deferred in accumulated other comprehensive income (loss) and later recorded together with the hedged item in consolidated income (loss). For derivatives designated as a cash flow hedge, the Company formally documents the hedge and assesses the effectiveness with associated transactions. The Company has designated and documented contracts for the physical delivery of commodity products to and from counterparties as normal purchases and normal sales.

Revenue Recognition – The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable, and collection is reasonably assured. The Company derives revenue primarily from sales of ethanol and related co-products. The Company recognizes revenue when title transfers to its customers, which is generally upon the delivery of these products to a customer’s designated location. These deliveries are made in accordance with sales commitments and related sales orders entered into either verbally or in writing with customers. The sales commitments and related sales orders provide quantities, pricing and conditions of sales. In this regard, the Company engages in three basic types of revenue generating transactions:

•	As a producer. Sales as a producer consist of sales of the Company’s inventory produced at the Pacific Ethanol Plants.

•	As a merchant. Sales as a merchant consist of sales to customers through purchases from third-party suppliers in which the Company may or may not obtain physical control of the ethanol or co-products, in which shipments are directed from the Company’s suppliers to its terminals or direct to its customers but for which the Company accepts the risk of loss in the transactions.

•	As an agent. Sales as an agent consist of sales to customers through purchases from third-party suppliers in which the risks and rewards of inventory ownership remain with third-party suppliers and the Company receives a predetermined service fee under these transactions.

Revenue from sales of third-party ethanol and co-products is recorded net of costs when the Company is acting as an agent between a customer and a supplier and gross when the Company is a principal to the transaction. The Company recorded $2,756,000 and $2,856,000 in net sales when acting as an agent for the years ended December 31, 2012 and 2011, respectively. Several factors are considered to determine whether the Company is acting as an agent or principal, most notably whether the Company is the primary obligor to the customer and whether the Company has inventory risk and related risk of loss or whether the Company adds meaningful value to the supplier’s product or service. Consideration is also given to whether the Company has latitude in establishing the sales price or has credit risk, or both. When the Company acts as an agent, it recognizes revenue on a net basis or recognizes its predetermined fees and any associated freight, based upon the amount of net revenues retained in excess of amounts paid to suppliers.

The Company records revenues based upon the gross amounts billed to its customers in transactions where the Company acts as a producer or a merchant and obtains title to ethanol and its co-products and therefore owns the product and any related, unmitigated inventory risk for the ethanol, regardless of whether the Company actually obtains physical control of the product.

Shipping and Handling Costs – Shipping and handling costs are classified as a component of cost of goods sold in the accompanying consolidated statements of operations.

California Ethanol Producer Incentive Program – The Company is eligible to participate in the California Ethanol Producer Incentive Program (“CEPIP”) through the Pacific Ethanol Plants located in California. The CEPIP is a program that may provide funds to an eligible California facility—up to $0.25 per gallon of production—when current production corn crush spreads, measured as the difference between specified ethanol and corn index prices, are less than prescribed levels determined by the California Energy Commission (“CEC”). For any month in which a payment is made by the CEPIP, the Company may be required to reimburse the funds within the subsequent five years from each payment date, if the corn crush spreads exceed $1.00 per gallon. Since these funds are provided to subsidize current production costs and encourage eligible facilities to either continue production or start up production in low margin environments, the Company records the proceeds, if any, as a credit to cost of goods sold. The Company will assess the likelihood of reimbursement in future periods as corn crush spreads approach $1.00 per gallon. If it becomes likely that amounts may be reimbursable by the Company, the Company will accrue a liability for such payment and recognize the costs as an increase in cost of goods sold.

The program may provide up to $3,000,000 per plant per year of operation through 2014. However, in 2012, this program was not funded and the Company can provide no assurance that the CEC will decide to fund the CEPIP or that the CEC will not alter the program thresholds, participant eligibility or other policy choices that may impact the ability of the Pacific Ethanol Plants located in California to be eligible for the CEPIP in 2013 or future years.

The Company recorded $0 and $1,481,000 as a reduction to cost of goods sold for the years ended December 31, 2012 and 2011, respectively, in respect of CEPIP payments received. To date, the Company has not been required to reimburse any amounts of its total $2,000,000 received under the program, and based on historical corn crush spreads, the Company does not believe it will be required to make any reimbursements in the foreseeable future.

Stock-Based Compensation – The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award. The Company estimates forfeitures at the time of grant and makes revisions, if necessary, in the second quarter of each year if actual forfeitures differ from those estimates. Based on historical experience, the Company estimated future unvested forfeitures at 5% for the years ended December 31, 2012 and 2011. The Company recognizes stock-based compensation expense as a component of selling, general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets – The Company assesses the impairment of long-lived assets, including property and equipment and purchased intangibles subject to amortization, when events or changes in circumstances indicate that the fair value of assets could be less than their net book value. In such event, the Company assesses long-lived assets for impairment by first determining the forecasted, undiscounted cash flows the asset is expected to generate plus the net proceeds expected from the sale of the asset. If this amount is less than the carrying value of the asset, the Company will then determine the fair value of the asset. An impairment loss would be recognized when the fair value is less than the related asset’s net book value, and an impairment expense would be recorded in the amount of the difference. Forecasts of future cash flows are judgments based on the Company’s experience and knowledge of its operations and the industries in which it operates. These forecasts could be significantly affected by future changes in market conditions, the economic environment, including inflation, and purchasing decisions of the Company’s customers.

Income Taxes – Income taxes are accounted for under the asset and liability approach, where deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities, and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense, net and other income (expense), net, respectively.

Income (Loss) Per Share – Basic income (loss) per share is computed on the basis of the weighted-average number of shares of common stock outstanding during the period. Preferred dividends are deducted from net income (loss) attributed to Pacific Ethanol, Inc. and are considered in the calculation of income (loss) available to common stockholders in computing basic income (loss) per share.

 The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(19,057)
Preferred stock dividends	(1,268)
Basic and diluted loss per share:
Loss available to common stockholders	$(20,325)	7,224	$(2.81)

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	2,249	$0.80
Warrants	–	13
Options	–	4
Diluted income per share:
Income available to common stockholders	$1,809	2,266	$0.80

The Company had accrued and unpaid dividends of $5,852,000, or $0.60 per share of common stock outstanding, as of December 31, 2012 in respect of its Series B Cumulative Convertible Preferred Stock (“Series B Preferred Stock”).

There were an aggregate of 246,000 and 54,000 potentially dilutive shares from convertible securities outstanding as of December 31, 2012 and 2011, respectively. These convertible securities were not considered in calculating diluted income (loss) per common share for the years ended December 31, 2012 and 2011 as their effect would be anti-dilutive.

Since December 31, 2012, through the date of this report, the Company issued to its eligible employees an aggregate of 287,500 shares of restricted common stock under its equity compensation plan. See Note 10. In addition, the Company issued an aggregate of 267,754 shares of its common stock upon cash exercises of certain outstanding warrants.

Financial Instruments – The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company recorded at fair value its warrants and convertible notes. The Company believes the carrying value of its long-term debt approximates fair value because the interest rates on these instruments are variable.

Estimates and Assumptions – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Subsequent Events – Management evaluates, as of each reporting period, events or transactions that occur after the balance sheet date through the date that the financial statements are issued for either disclosure or adjustment to the consolidated financial results. The Company has evaluated subsequent events up through the date of the filing of this report with the Securities and Exchange Commission. See Note 14.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current presentation. Such reclassification had no effect on the consolidated net income (loss) reported in the consolidated statements of operations.

Recent Accounting Pronouncements – On May 12, 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 was issued concurrently with International Financial Reporting Standards (“IFRS”) 13 Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. The Company’s adoption of this standard did not have a material effect on its consolidated financial position, results of operations or cash flows.

2. VARIABLE INTEREST ENTITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Variable Interest Entity
2. VARIABLE INTEREST ENTITY

The Company concluded that at all times since New PE Holdco’s inception, New PE Holdco has been a variable interest entity because the other owners of New PE Holdco, due to the Company’s involvement through its contractual arrangements, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, the procurement of feedstock, sale of co-products and implementation of risk management strategies. At the time of New PE Holdco’s inception, however, the Company did not have an obligation to absorb losses or receive benefits that could potentially be significant to New PE Holdco and, as a result, it was determined that the Company was not New PE Holdco’s primary beneficiary. Upon the Company’s purchase of its 20% initial ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco.

In January and March 2013, the Company purchased an additional 13% and 3% of the ownership interests in New PE Holdco for $1,308,000 and $331,000 in cash, respectively, bringing its total ownership interest to 83% as of March 31, 2013.

Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on these purchases, but instead reduced the amount of noncontrolling interest in variable interest entity on the consolidated balance sheets by an aggregate $9,800,000 and recorded the difference of $8,161,000 for the three months ended March 31, 2013, which represents the fair value of these purchases above the price paid by the Company, to additional paid-in capital on the consolidated balance sheets.

Because New PE Holdco’s results are consolidated with the Company’s financial results for financial reporting purposes, the acquisition of additional interests in New PE Holdco did not impact the Company’s reported consolidated net income or loss. However, the portion of New PE Holdco’s net income or loss that is allocated to the Company increased from 34% to 67% during 2012 and from 67% to 83% in 2013, thus changing the net income or loss attributable to Pacific Ethanol after reducing the net income or loss attributable to the noncontrolling interests and the Company’s earnings per share.

The Company recognized approximately $122,225,000 and $105,854,000 in net sales and $4,973,000 and $13,641,000 in net loss attributed to New PE Holdco for the three months ended March 31, 2013 and 2012, respectively. Had the Company held an 83% ownership interest in New PE Holdco, for the three months ended March 31, 2013 and 2012, the Company’s reported net loss available to common stockholders would have been $6,069,000 and $11,987,000, respectively, and loss per share would have been $0.60 and $2.09, respectively.

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco as of March 31, 2013 were as follows (in thousands):

Cash and cash equivalents	$11
Other current assets	7,485
Property and equipment	143,308
Other assets	3,150
Total assets	$153,954

Current liabilities	$6,598
Long-term debt	103,597
Other liabilities	220
Total liabilities	$110,415

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of its contractual agreements. Further, creditors of New PE Holdco do not have recourse to the Company. Since its acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of its contractual agreements.

Consolidation of New PE Holdco – The Company concluded that at all times since its inception, New PE Holdco has been a VIE because the owners of New PE Holdco, due to the Company’s involvement through the contractual arrangements discussed below, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, procurement of feedstock, sale of co-products and implementation of risk management strategies. At the time of its inception, however, the Company did not have an obligation to absorb losses or receive benefits that could potentially be significant to New PE Holdco and, as a result, it was determined that the Company was not New PE Holdco’s primary beneficiary. Upon the Company’s purchase of its 20% initial ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco. The Company purchased its 20% ownership interest in New PE Holdco from a number of New PE Holdco’s owners.

In November and December 2011, the Company purchased an additional 14% ownership interest in New PE Holdco for $9,117,000 in cash. In July 2012, the Company purchased an additional 33% ownership interest in New PE Holdco for $20,000,000 by paying $10,000,000 in cash and issuing $10,000,000 in promissory notes. See Note 6.

Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on these purchases, but instead reduced the amount of noncontrolling interest in VIE on the consolidated balance sheets by an aggregate $27,647,000 and $15,585,000 and recorded the difference of $7,646,000 and $6,468,000 for the years ended December 31, 2012 and 2011, respectively, which represents the fair value of these purchases above the price paid by the Company, to additional paid-in capital on the consolidated balance sheets.

The Company recognized approximately $448,414,000 and $512,497,000 in net sales and $18,717,000 and $836,000 in net loss attributed to New PE Holdco for the years ended December 31, 2012 and 2011, respectively.

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of the agreements described below. Further, creditors of New PE Holdco do not have recourse to the Company. Since its acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of the agreements described below.

The Company, directly or through one of its subsidiaries, has entered into the management and marketing agreements described below.

Asset Management Agreement – The Company entered into an Asset Management Agreement (“AMA”) with the Plant Owners under which the Company agreed to operate and maintain the Pacific Ethanol Plants on behalf of the Plant Owners. These services generally include, but are not limited to, administering the Plant Owners’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. The Company agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities.

The costs and expenses associated with the Company’s provision of services under the AMA are prefunded by the Plant Owners under a preapproved budget. The Company’s obligation to provide services is limited to the extent there are sufficient funds advanced by the Plant Owners to cover the associated costs and expenses.

As compensation for providing the services under the AMA, the Company is paid $75,000 per month for each production facility that is operational and $40,000 per month for each production facility that is idled. In addition to the monthly fee, if during any six-month period (measured on September 30 and March 31 of each year commencing March 31, 2011) a production facility has annualized earnings before interest, income taxes, depreciation and amortization (“EBITDA”) per gallon of operating capacity of $0.20 or more, the Company will be paid a performance bonus equal to 3% of the increment by which EBITDA exceeds such amount. The aggregate performance bonus for all plants is capped at $2,200,001 for each six-month period. The performance bonus is to be reduced by 25% if all production facilities then operating do not operate at a minimum average yield of 2.70 gallons of denatured ethanol per bushel of corn. In addition, no performance bonus is to be paid if there is a default or event of default under the Plant Owners’ credit agreement resulting from their failure to pay any amounts then due and owing. The AMA also provides the Company with an incentive fee upon any sale of a production facility to the extent the sales price is above $0.60 per gallon of annual capacity. To date, no such bonuses have been earned by the Company.

The AMA had an initial term of six months and successive six-month renewal periods at the option of the Plant Owners. In addition to typical conditions for a party to terminate the agreement prior to its expiration, the Company may terminate the AMA, and the Plant Owners may terminate the AMA with respect to any facility, at any time by providing at least 60 days prior notice of such termination. On June 30, 2012, the AMA was amended and extended for one year.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,180,000 and $3,468,000 related to the AMA for the years ended December 31, 2012 and 2011, respectively, during which New PE Holdco’s financial results were consolidated with the Company’s financial results. As such, these amounts have been eliminated upon consolidation.

Ethanol Marketing Agreements – The Company entered into separate ethanol marketing agreements with each of the three Plant Owners whose facilities are operating, which granted it the exclusive right to purchase, market and sell the ethanol produced at those facilities. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to the Company, an amount is paid to the Company equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated incentive fee payable to the Company, which equals 1% of the aggregate third-party purchase price. Each of the ethanol marketing agreements had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2012, all ethanol marketing agreements were amended and extended for one year. In addition, the price to be paid was amended to include a marketing fee collar of not less than $0.015 per gallon and not more than $0.0225 per gallon.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,157,000 and $3,708,000 related to the ethanol marketing agreements for the years ended December 31, 2012 and 2011, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Corn Procurement and Handling Agreements – The Company entered into separate corn procurement and handling agreements with each of the three Plant Owners whose facilities are operating. Under the terms of the corn procurement and handling agreements, each facility appointed the Company as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. The Company also provides grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

The Company was to receive a fee of $0.50 per ton of corn delivered to each facility as consideration for its procurement services and a fee of $1.50 per ton of corn delivered as consideration for its grain handling services, each payable monthly. The Company agreed to enter into an agreement guaranteeing the performance of its obligations under the corn procurement and handling agreement upon the request of a Plant Owner. Each corn procurement and handling agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2012, all corn procurement and handling agreements were amended and extended for one year. In addition, the corn procurement and handling fee was changed to $0.045 per bushel of corn.

The Company recorded revenues and New PE Holdco recorded costs of approximately $2,271,000 and $2,758,000 related to the corn procurement and handling agreements for the years ended December 31, 2012 and 2011, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Distillers Grains Marketing Agreements – The Company entered into separate distillers grains marketing agreements with each of the three Plant Owners whose facilities are operating, which grant the Company the exclusive right to market, purchase and sell the WDG produced at each facility. Under the terms of the distillers grains marketing agreements, within ten days after a Plant Owner delivers WDG to the Company, the Plant Owner is paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the WDG, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of WDG produced or marketed, minus (iv) the estimated incentive fee payable to the Company, which equals the greater of (a) 5% of the aggregate third-party purchase price, and (b) $2.00 for each ton of WDG sold in the transaction. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2012, all distillers grains marketing agreements were amended and extended for one year. In addition, the fee to be paid to the Company was amended to include a collar of not less than $2.00 per ton and not more than $3.50 per ton.

The Company recorded revenues and New PE Holdco recorded costs of approximately $4,353,000 and $4,797,000 related to the distillers grain marketing agreements for the years ended December 31, 2012 and 2011, respectively, for the period which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Assets and Liabilities of New PE Holdco – The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at December 31, 2012 were as follows (in thousands):

Cash and cash equivalents	$–
Other current assets	7,699
Property and equipment	145,774
Other assets	2,719
Total assets	$156,192

Current liabilities	$4,287
Long-term debt	100,821
Other liabilities	207
Total liabilities	$105,315

3. INVENTORIES	3 Months Ended
Mar. 31, 2013
InventoriesAbstract
3. INVENTORIES

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Finished goods	$11,053	$10,230
Work in progress	4,481	3,846
Raw materials	1,212	1,363
Other	790	805
Total	$17,536	$16,244

4. DERIVATIVES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives
4. DERIVATIVES

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices and interest rates. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the three months ended March 31, 2013 and 2012, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized losses of $5,000 and gains of $134,000 as the change in the fair value of these contracts for the three months ended March 31, 2013 and 2012, respectively.

Non Designated Derivative Instruments – The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Losses
		Three Months Ended March 31,
Type of Instrument	Statements of Operations Location	2013	2012
Commodity contracts	Cost of goods sold	$(73)	$(102)

		Unrealized Gains
		Three Months Ended March 31,
Type of Instrument	Statements of Operations Location	2013	2012
Commodity contracts	Cost of goods sold	$68	$236

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the years ended December 31, 2012 and 2011, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized gains of $999,000 and $96,000 as the change in the fair value of these contracts for the years ended December 31, 2012 and 2011, respectively.

Non Designated Derivative Instruments – The classification and amounts of the Company’s derivatives not designated as hedging instruments are as follows (in thousands):

	As of December 31, 2012
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$189	Accrued liabilities	$167
		$189		$167

	As of December 31, 2011
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$244	Accrued liabilities	$500
		$244		$500

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Gains
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2012	2011

Commodity contracts	Cost of goods sold	$720	$338
		$720	$338

		Unrealized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2012	2011

Commodity contracts	Cost of goods sold	$279	$(242)
		$279	$(242)

5. DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt
5. DEBT

5.	DEBT.

Long-term borrowings are summarized as follows (in thousands):

	March 31, 2013	December 31, 2012
Kinergy operating line of credit	$20,558	$19,711
Senior unsecured notes	20,313	–
Subordinated convertible notes	6,000	–
Plant Owners’ term debt and accrued interest	57,097	54,821
Plant Owners’ operating lines of credit	46,500	46,000
Note payable to related party	750	750
	151,218	121,282
Less: Parent purchased Plant Owners’ term debt	(24,174)	–
Less: Unamortized discount on senior unsecured notes	(2,432)	–
Less: Unamortized discount on convertible notes	(2,283)	–
	122,329	121,282
Less short-term portion	(8,496)	(4,029)
Long-term debt	$113,833	$117,253

Kinergy Operating Line of Credit – For the three months ended March 31, 2013, Kinergy borrowed a net $847,000 on its working capital line of credit. As of March 31, 2013, Kinergy had an available borrowing base under the credit facility of $7,872,000.

Senior Unsecured Notes – On January 11, 2013, under the terms of a Securities Purchase Agreement dated December 19, 2012 among the Company and five accredited investors, the Company issued and sold to the investors in a private offering $22,192,000 in aggregate principal amount of its senior unsecured notes ( “January 2013 Notes”) and warrants to purchase an aggregate of 1,708,687 shares of the Company’s common stock ( “January 2013 Financing Transaction”) for aggregate gross proceeds of $22,192,000. The warrants have an exercise price of $7.80 per share and expire in January 2018.

The January 2013 Notes mature on March 30, 2016 and bear interest at the rate of 5% per annum, subject to adjustment. If the aggregate outstanding principal balance of the January 2013 Notes is not less than $10,769,000 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each of January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the January 2013 Notes is less than $10,769,000. Payments due under the January 2013 Notes rank senior to all other indebtedness of the Company and its subsidiaries, other than certain permitted senior indebtedness.

Upon closing of the January 2013 Notes, the Company recorded a debt discount of $2,657,000, attributed to the value of the warrants issued in connection with the financing. The debt discount will be amortized over the life of the January 2013 Notes to approximate a yield adjustment. For the three months ended March 31, 2013, the Company recorded $225,000 of discount amortization included in interest expense, net on the consolidated statements of operations.

If at any time the Company receives net cash proceeds from an issuance of equity or equity-linked securities of the Company, certain sales of assets or as a result of incurring certain indebtedness, then the Company will be obligated to prepay the January 2013 Notes using 100% of all such net cash proceeds, provided that proceeds received in connection with an equity-linked issuance must be used to either prepay the January 2013 Notes or purchase certain outstanding debt issued by the Plant Owners. During the three months ended March 31, 2013, the Company made principal payments in the aggregate amount of $1,880,000.

Interest on the January 2013 Notes is payable in cash in arrears on the fifteenth calendar day of each month beginning on March 15, 2013 (each, an “Interest Payment Date”). Subject to the satisfaction of certain equity conditions, at the option of the Company, the Company may elect to pay interest due and payable in shares of common stock, provided that the interest rate applicable to any outstanding amounts the Company pays in shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of shares to be issued on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in shares) on such Interest Payment Date, divided by (y) the product of (i) the weighted average price of the Company’s common stock for the thirty trading days immediately preceding (but excluding) the Interest Payment Date, and (ii) 0.95. As of March 31, 2013, the Company has not made any interest payments in shares of its common stock.

Restrictive Covenants

The January 2013 Notes prohibit the Company from engaging in various activities, including (i) the Company and its subsidiaries will not incur other indebtedness, except for certain permitted indebtedness; (ii) the Company and its subsidiaries will not incur any liens, except for certain permitted liens; (iii) the Company and its subsidiaries will not, directly or indirectly, redeem or repay all or any portion of any indebtedness (except for certain permitted indebtedness) if at the time such payment is due or is made or, after giving effect to such payment, an event constituting, or that with the passage of time and without being cured would constitute, an event of default has occurred and is continuing; (iv) the Company and its subsidiaries will not redeem, repurchase or pay any dividend or distribution on its respective capital stock without the prior consent of the holders of the January 2013 Notes, other than certain permitted distributions; and (v) the Company and its subsidiaries will not sell, lease, assign, transfer or otherwise dispose of any assets of the Company or any subsidiary, except for certain permitted dispositions (including the sales of inventory or receivables in the ordinary course of business).

Registration Rights Agreement

The January 2013 Notes include registration rights which required that the Company file a registration statement with the Securities and Exchange Commission within 30 days of the closing date for the resale by the January 2013 Note holders of up to 1,708,687 shares of common stock underlying the warrants and 491,315 shares of common stock that may be issued as interest shares under the January 2013 Notes. The Company filed the initial registration statement by the 30 day deadline. As part of the Company’s issuance of subordinated convertible notes in March 2013, the initial registration statement was withdrawn with the permission of the January 2013 Note holders. The Company is obligated to file another registration statement with the Securities and Exchange Commission covering the warrant shares and interest shares by no later than June 30, 2013.

Subordinated Convertible Notes – On March 28, 2013, the Company issued $6,000,000 in aggregate principal amount of its Series A Subordinated Convertible Notes (“Series A Notes”), and warrants to purchase an aggregate of 1,839,600 shares of common stock for aggregate gross proceeds of $6,000,000. The warrants have an exercise price of $7.80 per share. Of the warrants issued in the transaction, warrants to purchase 788,400 shares of common stock expire in March 2015 and warrants to purchase 1,051,200 shares of common stock expire two years after the closing of the issuance of an $8,000,000 tranche of Series B Subordinated Convertible Notes, which is anticipated to close, subject to stockholder approval, in June 2013. The net proceeds of the offering were used to (i) purchase $2,636,000 of Plant Owners’ debt maturing in June 2013, the maturity of which was also extended at the time from June 2013 to June 2016; (ii) acquire a 3% ownership interest in New PE Holdco; and (iii) purchase and immediately retire $3,500,000 of the Plant Owners’ term debt.

Unless converted or redeemed earlier, the Series A Notes will mature on March 28, 2014. The Series A Notes bear interest at 5% per annum, compounded monthly. All amounts due under the Series A Notes are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a conversion price ( “Fixed Conversion Price”), which is subject to adjustment as described below.

The Series A Notes are initially convertible into shares of the Company’s common stock at the initial Fixed Conversion Price of $15.00 per share. If the Company sells or issues any securities with “floating” conversion prices based on the market price of its common stock, the holder of a Series A Note will have the right thereafter to substitute the “floating” conversion price for the Fixed Conversion Price upon conversion of all or part of the Series A Note.

Amortization payments, together with accrued and unpaid interest on the Series A Notes, will be payable on monthly installment dates. On or prior to the tenth calendar day before each installment date, the Company is required to deliver a notice electing to effect a redemption in cash or a conversion of the installment amount due on the installment date into shares of its common stock. The Company’s ability to pay an installment amount in shares of its common stock is subject to numerous equity conditions, the failure of any of which, unless waived, will require that the Company pay an installment amount solely in cash. On the applicable installment date, the Company is required to deliver to the holders of Series A Notes an amount of shares of common stock equal to that portion of the installment amount being converted divided by the lesser of the then existing Fixed Conversion Price and 85% of the Market Price on the installment date ( “Company Conversion Price”). The “Market Price” on any given date is equal to the lesser of (i) the volume weighted average price on the trading day immediately preceding the date of determination, and (ii) the average of the three lowest volume weighted average prices during the ten trading day period ending on the trading day immediately prior to the date of determination.

The holder of a Series A Note may, at the holder’s election by giving notice to the Company, defer the payment of the installment amount due on any installment date to another installment date, in which case the amount deferred will become part of the subsequent installment date and will continue to accrue interest.

On any day during the period commencing on an installment date and ending on the trading day prior to the next installment date, the holder of a Series A Note may, at its election, convert the installment amounts due on up to four future installment dates at the Company Conversion Price in effect on the current installment date, provided that if the Company had elected to convert the installment amount due on the current installment date, the holder may only convert up to three future installment amounts. Upon the occurrence of certain events of default, there will be no limitation on the number of installment amounts that the holder may accelerate and the Company Conversion Price applicable to conversions made pursuant to this acceleration feature will equal the lesser of (i) the Company Conversion Price on the current installment date, (ii) 85% of the Market Price, and (iii) the Fixed Conversion Price then in effect. At March 31, 2013, based on the Company’s most recent conversion price of $3.60, the Series A Notes were convertible into 1,688,300 shares of the Company’s common stock.

The Company has determined that the conversion feature in the Series A Notes and the related warrants require bifurcation and liability classification and measurement, at fair value, and require evaluation at each reporting period. The initial fair values of the conversion feature of $1,400,800 and the warrants of $882,500 are accounted for as a debt discount and will be amortized into interest expense as a yield adjustment over the term of the Series A Notes.

From April 1, 2013 through May 14, 2013, the Company made two installment payments and received various holder conversion notices. In the aggregate, the Company issued 386,000 shares of its common stock in payment of principal and interest in an aggregate amount of $1,447,000 in respect of the Series A Notes.

Plant Owners’ Term Debt and Operating Lines of Credit – The Plant Owners’ debt, prior to any of the amendments discussed below, consisted of a $25,000,000 tranche A-1 term loan, a $26,279,000 tranche A-2 term loan and a $35,000,000 revolving credit facility. Except as noted below, the term and revolving debt require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, at the Plant Owners’ election, plus 10.0%. At March 31, 2013, the interest rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due.

From July 13, 2012 through March 31, 2013, the Plant Owners entered into transactions which amended the term and revolving debt and extended the maturity dates in respect of $48,372,000 of the combined term loans and $38,878,000 of the $40,000,000 in revolving debt from June 25, 2013 to June 30, 2016, of which Pacific Ethanol owns $24,174,000.

Further, monthly interest payments due to certain lenders on both the amended term and revolving debt, at the option of the Plant Owners, may, through June 30, 2013, be deferred and added to the principal amount of the loans maturing on the extended maturity date of June 30, 2016. As of March 31, 2013, the extended principal balances include $5,818,000 of accrued interest that was deferred by the Plant Owners. The amendments also provide the Plant Owners with the ability to repay amounts owed to the lenders who have not extended their loans without penalty while keeping the extended loans in place.

Acquisitions of Plant Debt – On January 11, 2013, the Company used $21,500,000 of the gross proceeds of the January 2013 Financing Transaction to purchase from certain lenders an aggregate amount of $21,500,000 of the Plant Owners’ tranche A-2 term loans. The Company reviewed the acquisition of the plant debt as a modification of terms as the lenders who held the acquired plant debt were the same parties as those lenders under the January 2013 Notes. Based on the Company’s review of the present value of cash flows of the January 2013 Notes compared to the older plant debt, which resulted in a less than 10% change, the modification was not significant and the Company did not record a gain or loss associated with the modification. The Company did however, record as expenses as incurred certain legal costs associated with the debt modification of approximately $408,000, rather than amortizing those expenses over the life of the debt. Because the plant debt acquired is now held by Pacific Ethanol, this specific debt is eliminated in consolidation.

On March 28, 2013, the Company used proceeds from the issuance of its Series A Notes and warrants to purchase $3,500,000 of revolving credit facility debt, at par, from a lender. In accordance with the terms of the amended credit facility, the Company was obligated to immediately forgive the purchased amount of revolving credit facility debt and has permanently reduced the maximum commitment on this facility to $36,500,000.

On March 28, 2013, the Company also used proceeds from the issuance of its Series A Notes and warrants to purchase $2,636,000 of tranche A-2 term loans and an additional 3% ownership interest in New PE Holdco for a combined purchase price of $2,150,000. The Company first allocated $331,000 of this payment to the New PE Holdco ownership interest and the remainder was allocated to the tranche A-2 term debt. The $817,000 difference between the amount the Company allocated to the term loans and the face amount of $2,636,000 was recorded as a gain on debt extinguishment.

New Operating Line of Credit

On October 29, 2012, the Plant Owners entered into a new revolving credit facility that provides for up to an additional $10,000,000. The Plant Owners may request increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum additional credit limit of $5,000,000. The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay in whole or in part the revolving loans and tranche A-1 loans (and the tranche A-2 loans following the payment in full of the revolving loans and tranche A-1 loans). However, in the event of any prepayment of the tranche A-1 loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments that would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The credit agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium. On January 4, 2013, the Plant Owners entered into an amendment to the new revolving credit facility and extended the maturity date of the facility from June 25, 2013 to June 25, 2015. On March 28, 2013, the lenders approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 31, 2013, the Plant Owners had unused availability under the new revolving credit facility of $5,000,000.

All of the term loans and revolving credit facilities represent permanent financing and are secured by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of the Plant Owners. The Plant Owners’ creditors do not have recourse to Pacific Ethanol, Inc.

Debt due June 2013

The Company is in discussions with the holder of the remaining $4,029,000 of combined term and revolving debt due June 25, 2013. The Company believes that it will be able to successfully extend, restructure or repay the loans prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurance that it will be able to do so, or what the terms of any such arrangement might be.

If the Plant Owners are unable to timely restructure the $4,029,000 in debt due June 25, 2013 or repay the debt, the Plant Owners will be in default on that debt and in cross-default on all term loans and lines of credit previously extended to June 30, 2016, all of which will be accelerated and immediately due and payable on June 25, 2013. If such a default occurs, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of March 31, 2013 and December 31, 2012. On February 7, 2013, the maturity date was extended to March 31, 2014.

Long-term debt is summarized in the following table (in thousands):

	December 31,
	2012	2011
Kinergy’s operating line of credit	$19,711	$20,432
Note payable to related party	750	750
Plant Owners’ term debt	54,821	51,279
Plant Owners’ operating lines of credit	46,000	21,978
	121,282	94,439
Less current portion	(4,029)	(750)
Long-term debt	$117,253	$93,689

Kinergy Line of Credit – Kinergy has an operating line of credit, which was extended in May 2012, for an aggregate amount of up to $30,000,000, with an optional accordion feature for up to an additional $10,000,000. The prior credit facility included an accordion feature of $5,000,000. The line of credit matures on December 31, 2015. The credit facility is based on Kinergy’s eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including inventory loan limits. Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 2.50% and 3.50%. The applicable margin was 2.50% at December 31, 2012. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited under the terms of the credit facility to $900,000 per fiscal quarter in 2013, $1,000,000 per fiscal quarter in 2014 and $1,100,000 per fiscal quarter in 2015.

The credit facility also includes the accounts receivable of PAP as additional collateral. Payments that may be made by PAP to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to PAP are limited under the terms of the credit facility to the extent that quarterly payments would result in PAP recording less than $100,000 of net income in the quarter.

For the fiscal quarter ending June 30, 2012 and each fiscal quarter thereafter, Kinergy and PAP are collectively required to generate aggregate EBITDA of $450,000 for the quarter and aggregate EBITDA of $1,100,000 for each two consecutive quarters. These amounts are required through December 31, 2013. In 2014, the required EBITDA amounts increase to $500,000 per quarter and $1,300,000 for each two consecutive quarters. Further, for all monthly periods, Kinergy and PAP must collectively maintain a fixed charge coverage ratio (calculated as a twelve-month rolling EBITDA divided by the sum of interest expense, capital expenditures, principal payments of indebtedness, indebtedness from capital leases and taxes paid during such twelve-month rolling period) of at least 2.0 and are prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. The Company believes it is in compliance with these covenants.

Kinergy and PAP’s obligations under the credit facility are secured by a first-priority security interest in all of their assets in favor of the lender. The Company has guaranteed all of Kinergy’s obligations under the line of credit. As of December 31, 2012, Kinergy had an available borrowing base under the credit facility of $27,017,000 and an outstanding balance of $19,711,000.

Note Payable to Related Party – On March 31, 2009, the Company’s Chief Executive Officer provided funds in an aggregate amount of $1,000,000 for general working capital purposes in exchange for an unsecured promissory note issued by the Company. Interest on the unpaid principal amount accrues at a rate of 8.00% per annum. On November 30, 2011, the Company paid $250,000 in principal under the note. The Company recorded interest under the note of approximately $60,000 and $78,000 for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2013. On February 7, 2013, the maturity date was further extended to March 31, 2014.

Plant Owners’ Term Debt and Operating Lines of Credit – The Plant Owners’ debt, prior to any of the amendments discussed below, consisted of a $25,000,000 tranche A-1 term loan, a $26,279,000 tranche A-2 term loan and a $35,000,000 revolving credit facility. Except as noted below, the term and revolving debt require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, at the Plant Owners’ election, plus 10.0%. At December 31, 2012, the interest rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due.

From July 13, 2012 through March 28, 2013, the Plant Owners entered into transactions which amended the term and revolving debt and extended the maturity dates in respect of $51,914,000 of the combined term loans and $30,378,000 of the original $35,000,000 in revolving debt from June 25, 2013 to June 30, 2016, of which Pacific Ethanol owns $24,200,000. In addition, the aggregate commitment amount under the revolving credit facility was increased by $5,000,000 to $40,000,000, with a maturity date of June 30, 2016.

Further, monthly interest payments due to certain lenders on both the amended term and revolving debt, at the option of the Plant Owners, may, through June 30, 2013, be deferred and added to the principal amount of the loans maturing on the extended maturity date of June 30, 2016. As of December 31, 2012, the extended principal balances include $3,542,000 of accrued interest that was deferred by the Plant Owners. The amendments also provide the Plant Owners with the ability to repay amounts owed to the lenders who have not extended their loans without penalty while keeping the extended loans in place.

New Operating Line of Credit

On October 29, 2012, the Plant Owners entered into a new revolving credit facility that provides for up to an additional $10,000,000. The Plant Owners may request increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum additional credit limit of $5,000,000. The lenders have no obligation to agree to such a request. Loans made under the credit facility originally matured on June 25, 2013, or such later date on or prior to June 25, 2016 as may be agreed to by certain of the lenders. The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay in whole or in part the revolving loans and tranche A-1 loans (and the tranche A-2 loans following the payment in full of the revolving loans and tranche A-1 loans). However, in the event of any prepayment of the tranche A-1 loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments that would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The credit agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium. On January 4, 2013, the Plant Owners entered into an amendment to the new revolving credit facility and extended the maturity date of the facility from June 25, 2013 to June 25, 2015.

As of December 31, 2012, the Plant Owners had unused availability under the new revolving credit facility of $4,000,000. On March 28, 2013, the lenders approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 28, 2013, the Plant Owners had $5,000,000 of unused availability under the new credit facility.

All of the term loans and revolving credit facilities represent permanent financing and are secured by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of the Plant Owners. The Plant Owners’ creditors do not have recourse to Pacific Ethanol, Inc.

Debt due June 2013

The Company has had and continues to have extensive communications with the holder of the remaining $4,029,000 of combined term and revolving debt due June 25, 2013 to further extend the maturity date of that debt. The Company believes that it will be able to successfully extend, restructure and/or repay the loans prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurance that it will be able to do so, or what the terms of any such arrangement might be.

If the Plant Owners are unable to timely restructure the $4,029,000 in debt due June 25, 2013 or repay the debt, the Plant Owners will be in default on that debt and in cross-default on all term loans and lines of credit previously extended to June 30, 2016, all of which will be accelerated and immediately due and payable on June 25, 2013. If such a default occurs, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Convertible Notes – On October 6, 2010, the Company raised $35,000,000 through the issuance and sale of $35,000,000 in principal amount of secured convertible notes (“Initial Notes”) and warrants (“Initial 2010 Warrants”) to purchase an aggregate of 196,079 shares of the Company’s common stock. On January 7, 2011, the Company issued $35,000,000 in principal amount of secured convertible notes (“January Convertible Notes”) in exchange for the Initial Notes and warrants (“2010 Warrants”) to purchase an aggregate of 196,079 shares of the Company’s common stock in exchange for the Initial 2010 Warrants. The transactions contemplated by the exchange agreements were entered into to, among other things, clarify previously ambiguous language in the Initial Notes and Initial 2010 Warrants, provide the Company with additional time to meet its registration obligations and to add additional flexibility to the Company’s ability to incur indebtedness subordinated to the January Convertible Notes. As discussed below, the January Convertible Notes were valued at fair value, and as such, these modifications were reflected in the fair value adjustments for the period.

On June 30, 2011, the Company issued $23,750,000 in principal amount of secured convertible notes, reflecting the amount then outstanding under the January Convertible Notes (“June Convertible Notes”) in exchange for the January Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, defer an upcoming installment payment, add one additional month to the maturity date and add a new additional conversion price option as described further below. As discussed further below, the June Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

On August 3, 2011, under the terms of exchange agreements with the holders of the June Convertible Notes, the Company issued approximately $17,170,000 in principal amount, reflecting the amount then outstanding under the June Convertible Notes, of secured convertible notes (“Convertible Notes”) in exchange for the June Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, add three additional months to the maturity date, add a new additional conversion price option as described further below and reduce the price failure threshold from $1.40 to $0.60. As discussed below, the Convertible Notes were valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the years ended December 31, 2012 and 2011.

The Company was obligated to make amortization payments with respect to the principal amount of each of the convertible notes, beginning on March 7, 2011 and then on the first trading day of each calendar month thereafter, except for the month of August, through the extended maturity date of May 2012 (collectively, the “Installment Dates”).

On each Installment Date, the Company was to pay an amount of principal, as then determined under the convertible notes and any accrued and unpaid interest (the “Installment Amount”). The Company could elect to pay the Installment Amount in cash or shares of its common stock, subject to the satisfaction of certain conditions.

If the Company elected to make all or part of an amortization payment in shares of its common stock, it was required to deliver to the holders of the convertible notes the amount of shares of the Company’s common stock equal to the portion of the amount being paid in shares of the Company’s common stock divided by the lesser of the then existing conversion price and 85% of the average of the volume weighted average prices of the 5 lowest trading days during the 20 consecutive trading day period ending on the trading day immediately prior to the applicable Installment Date.

All amounts due under the convertible notes were also convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a specified conversion price.

The Company elected to account for the convertible notes using the fair value alternative in order to simplify its accounting for and reporting of the convertible notes. Accordingly, the Company adjusted as of each quarter the carrying value of the convertible notes to their fair value since their initial issuance in October 2010, with such adjustments reflected in fair value adjustments on convertible debt and warrants in the statements of operations.

The Company recorded income of $0 and $3,108,000 for fair value adjustments for the years ended December 31, 2012 and 2011, respectively, for changes in fair value, which adjustments are attributed to a reduction in the principal balances and fluctuations in the market value of the Company’s common stock during each quarterly period. There were no changes in fair value of the convertible notes due to a change in the estimated credit risk of the instruments. See Note 12 for the Company’s fair value assumptions. The principal of $35,000,000 and interest of $3,289,000 were retired through the issuance of 4,257,000 shares of the Company’s common stock and payment of $1,425,000 in cash in respect of holder conversions and installment payments during 2011.

Senior Unsecured Notes – In July 2012, as part of the Company’s acquisition of an additional 33% ownership interest in New PE Holdco, the Company issued senior unsecured promissory notes due April 13, 2013 in the aggregate principal amount of $10,000,000. Interest on the unpaid principal amount accrued at a rate of 5.00% per annum. On October 1, 2012, the Company fully repaid in cash the senior unsecured notes using proceeds of its public offering, which closed on September 26, 2012.

Interest Expense on Borrowings – Interest expense on all borrowings discussed above was $12,314,000 and $14,813,000 for the years ended December 31, 2012 and 2011, respectively.

Long-term debt due in each of the next four years is as follows (in thousands):

Years Ended December 31,	Amount

2013	$4,029
2014	750
2015	25,711
2016	90,792
Total	$121,282

6. COMMON STOCK AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock And Warrants
6. COMMON STOCK AND WARRANTS

Grants of stock – In January 2013, the Company granted 63,333 shares of restricted stock to members of the Company’s Board of Directors, with the exception of its Chief Executive Officer, that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.25 per share. In January 2013, the Company granted an additional 94,167 shares of restricted stock to the Company’s non-executive employees that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.25 per share. In March 2013, the Company granted an additional 113,333 shares of restricted common stock to its executive employees that vest in equal installments on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.

Warrant issuances – In connection with the January 2013 Financing Transaction, the Company issued warrants to purchase an aggregate of 1,708,687 shares of the Company’s common stock. The warrants have an exercise price of $7.80 per share and expire in January 2018.

In connection with the Company’s issuance of its Series A Notes, the Company issued warrants to purchase up to 788,400 shares of common stock at an exercise price of $7.80 per share that expire in March 2015.

The Company has determined that the warrants issued in the above transactions did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period.

Warrant exercises – During February 2013, certain holders exercised warrants and received 267,733 shares of the Company’s common stock upon payment of an aggregate of $2,064,000 in cash. The Company paid $785,800 in cash to the warrant holders as an inducement for such exercises and recorded an expense of approximately $785,800. In March 2013, a holder exercised warrants on a cashless basis and received 11,356 shares of the Company’s common stock.

September 2012 Public Offering – On September 26, 2012, the Company raised $10,091,000, net of $909,000 of underwriting fees and issuance costs, through a public offering of units consisting of an aggregate of 1,833,333 shares of common stock and warrants immediately exercisable to purchase an aggregate of 1,833,333 shares of common stock at an exercise price of $8.85 per share and which expire in 2015. The Company accounted for the net proceeds of the offering by first allocating the $1,658,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

July 2012 Public Offering – On July 3, 2012, the Company raised $10,903,000, net of $1,137,000 of underwriting fees and issuance costs, through a public offering of units consisting of an aggregate of 1,866,667 shares of common stock, warrants immediately exercisable to purchase an aggregate of 1,866,667 shares of common stock at an exercise price of $9.45 per share and which expire in 2017 (“Series I Warrants”) and warrants immediately exercisable to purchase an aggregate of 933,333 shares of common stock at an exercise price of $7.95 per share and which expire in 2014 (“Series II Warrants”) . The Series I Warrants and the Series II Warrants are subject to “weighted-average” anti-dilution adjustments if the Company issues or is deemed to have issued securities at a price lower than their then applicable exercise prices. Due to subsequent transactions, the exercise price of the Series I Warrants was reduced to $7.50 and the exercise price of the Series II Warrants was reduced to $6.45. The Company accounted for the net proceeds of the offering by first allocating the $3,380,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity. In 2012, certain holders exercised their warrants with respect to 3,333 shares of common stock for $22,000 in cash.

December 2011 Private Placement – On December 13, 2011, the Company raised $7,364,000, net of $642,000 of placement agent fees and issuance costs, through the issuance of an aggregate of 508,333 shares of common stock and warrants immediately exercisable to purchase an aggregate of 330,417 shares of common stock at an exercise price of $22.50 per share and which expire in 2016 (“2011 Warrants”). The 2011 Warrants are subject to “weighted-average” anti-dilution adjustments if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price. Due to subsequent transactions, the exercise price of the 2011 Warrants was reduced to $12.60.

Convertible Note Warrants – On October 6, 2010, as part of the issuance of the Initial Notes, the Company issued warrants that were immediately exercisable and entitled the holders to purchase up to an aggregate of 196,079 shares of the Company’s common stock at an exercise price of $89.25 per share and which expire in 2017 (“2010 Warrants”). The 2010 Warrants are subject to “full-ratchet” anti-dilution adjustments such that if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price, the exercise price of the 2010 Warrants will immediately decline to equal the price at which the Company issued or is deemed to have issued its common stock. Due to subsequent transactions, the exercise price of the 2010 Warrants was reduced to $0.12. During 2012 and 2011, certain holders exercised their 2010 Warrants with respect to 16,800 and 162,467 shares of common stock on a cashless exercise basis, resulting in 11,467 and 101,467 net shares of common stock issued by the Company, respectively.

Warrant Terms – The exercise prices of the warrants described above are subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the warrants will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after the adjustment. The warrants generally require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise. The warrants may not be exercised if, after giving effect to the exercise, the investor together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the warrants may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company. If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock generally, each holder of certain warrants has the right to acquire the same securities as if the holder had exercised its warrants. The warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all of the Company’s obligations under the warrants under a written agreement before the transaction is completed. When there is a transaction involving a permitted change of control, a holder of a warrant a will have the right to force the Company to repurchase the holder’s warrant for a purchase price in cash equal to the Black Scholes value (as calculated under the individual warrant agreements) of the then unexercised portion of the warrant.

Accounting for Warrants – The Company has determined that the warrants issued in the above transactions did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period. Further, as noted above, certain of the exercise prices declined as a result of anti-dilution adjustments due to subsequent transactions. Accordingly, the Company recorded fair value adjustments quarterly, with total fair value adjustments of $1,954,000 and $4,451,000 for the years ended December 31, 2012 and 2011, respectively, which is largely attributed to adjustment, if any, to their initial exercise prices, warrant term shortening and reductions in the market value of the Company’s common stock. See Note 12 for the Company’s fair value assumptions.

Registration Rights Agreement – In connection with the December 2011 private placement, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission by December 23, 2011 for the resale by the purchasers of the 508,333 shares of common stock and the 330,417 shares of common stock issuable upon exercise of the 2011 Warrants. Subject to customary grace periods, the Company is required to keep the registration statement (and the accompanying prospectus) available for use for resale by the investors on a delayed or continuous basis at then-prevailing market prices at all times until the earlier of (i) the date as of which all of the investors may sell all of the shares of common stock required to be covered by the registration statement without restriction under Rule 144 under the Securities Act of 1933, as amended (including volume restrictions) and without the need for current public information required by Rule 144(c)(1), if applicable) or (ii) the date on which the investors have sold all of the shares of common stock covered by the registration statement. The Company must pay registration delay payments of up to 2% of each investor’s initial investment per month if the registration statement ceases to be effective prior to the expiration of deadlines provided for in the registration rights agreement. The initial registration statement became effective by the stated deadline and the Company did not record any liability associated with any registration delay payments under the registration rights agreement.

Other Warrant Issuances – In March 2008, the Company issued warrants to purchase an aggregate of 29,304 shares of common stock at an exercise price of $735.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 4,213 shares of common stock at an exercise price of $735.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 28,572 shares of common stock at an exercise price of $745.50 per share, which expire in 2013. All of these warrants are currently exercisable by the holders.

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2012 and 2011 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2010	258	$1.80 – $745.50	$183.00
Warrants issued	330	$22.50	$22.50
Warrants exercised	(162)	$6.75	$6.75
Balance at December 31, 2011	426	$1.80 – $745.50	$117.60
Warrants issued	4,633	$6.45 – $8.85	$2.85
Warrants exercised	(20)	$1.80 – $7.95	$7.80
Balance at December 31, 2012	5,039	$1.80 – $745.50	$17.10

7. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies
7. COMMITMENTS AND CONTINGENCIES

Sales Commitments – At March 31, 2013, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. The Company had open ethanol indexed-price contracts for 95,109,000 gallons of ethanol as of March 31, 2103. The Company had open WDG and syrup fixed-price sales contracts valued at $552,000 and open indexed-price sales contracts for 27,000 tons of WDG and syrup as of March 31, 2013. These sales contracts will be completed throughout 2013.

Purchase Commitments – At March 31, 2013, the Company had fixed-price purchase contracts with its suppliers to purchase $12,143,000 of ethanol and indexed-price contracts to purchase 113,000 gallons of ethanol. These contracts will be satisfied throughout the remainder of 2013.

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.

Commitments – The following is a description of significant commitments at December 31, 2012:

Operating Leases – Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2012 are as follows (in thousands):

Years Ended December 31,	Amount

2013	$1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$9,032

Total rent expense during the years ended December 31, 2012 and 2011 was $2,252,000 and $2,300,000, respectively.

Sales Commitments – At December 31, 2012, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. The Company had open ethanol indexed-price contracts for 97,038,000 gallons of ethanol as of December 31, 2012. The Company had open WDG and syrup fixed-price sales contracts valued at $1,194,000 and open indexed-price sales contracts for 31,000 tons of WDG and syrup as of December 31, 2012. These sales contracts will be completed throughout 2013.

Purchase Commitments – At December 31, 2012, the Company had fixed-price purchase contracts to purchase $9,361,000 of ethanol from its suppliers. These purchase commitments will be satisfied throughout 2013.

Contingencies – The following is a description of significant contingencies at December 31, 2012:

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions and employee-related matters. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.

8. FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
8. FAIR VALUE MEASUREMENTS

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and
•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company recorded its warrants issued from 2010 through 2013 at fair value and designated them as Level 3 on their issuance dates.

Warrants – Except for the warrants issued September 26, 2012, the warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. The warrants issued September 26, 2012, did not contain any anti-dilution protection features. As a result, the warrants were valued using the Black-Scholes Valuation Model. Of the various inputs used, the volatility and the current price of the Company’s common stock most significantly impact the fair value adjustments of the warrants. As the Company’s common stock increases or decreases, the valuation of the warrants will increase or decrease, respectively. As the estimated volatility of the Company’s common stock increases or decreases, the valuation of the warrants will increase or decrease, respectively. These changes may result in significantly higher or lower fair value measurements from period to period.

Significant assumptions used and related fair values for the warrants as of March 31, 2013 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
03/28/2013	$7.80	71.1%	0.24%	2.00	38.2%	788,000	$882,000
01/11/2013	$7.80	72.5%	0.77%	4.79	54.4%	1,709,000	2,728,000
09/26/2012	$8.85	84.2%	0.31%	2.49	75.9%	1,771,000	776,000
07/3/2012	$7.50	71.1%	0.57%	4.26	51.8%	1,812,000	2,880,000
07/3/2012	$6.45	63.7%	0.14%	0.76	57.6%	804,000	335,000
12/13/2011	$11.25	68.1%	0.57%	3.71	47.1%	306,000	478,000
							$8,079,000

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Convertible Notes – The conversion feature imbedded in the convertible notes was valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used and related fair value for the conversion feature as of March 31, 2013 were as follows:

Original Issuance	Conversion Price	Volatility	Risk-Free Interest Rate	Term (years)	Market Discount	Fair Value
3/28/13	$15.00	62.2%	0.14%	1.0	24.5%	$1,400,800

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at March 31, 2013 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$205	$–	$–	$205
Total Assets	$205	$–	$–	$205

Liabilities:
Warrants(2)	$–	$–	$8,079	$8,079
Conversion feature(2)	–	–	1,401	1,401
Commodity contracts(3)	115	–	–	115
Total Liabilities	$115	$–	$9,480	$9,595

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in warrant liabilities and conversion feature at fair value in the consolidated balance sheets.

(3) Included in accrued liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Conversion Feature
Balance, December 31, 2012	$4,892	$–
Issuance of warrants in January offering	2,657	–
Issuance of notes and warrants in March offering	883	1,401
Exercises of warrants	(260)	–
Adjustments to fair value for the period	(93)	–
Balance, March 31, 2013	$8,079	$1,401

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels, as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company recorded its warrants issued from 2010 through 2012 and its Convertible Notes at fair value and designated them as Level 3 on their issuance date.

Warrants – Except for the warrants issued September 26, 2012, the warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. The warrants issued September 26, 2012, due to no anti-dilution protection features, were valued using the Black-Scholes Valuation Model.

F-36

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Significant assumptions used and related fair values for the warrants as of December 31, 2011 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
12/13/2011	$22.50	68.0%	0.83%	4.96	52.0%	330,000	$1,695,000
10/6/2010	$6.75	68.0%	1.09%	5.90	47.4%	34,000	226,000
							$1,921,000

Convertible Notes – The Convertible Notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. The Company continued estimating the fair value of the Convertible Notes quarterly until their retirement on November 14, 2011.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in other current liabilities in the consolidated balance sheets.

F-37

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	$–	$–	$244
Total Assets	$244	$–	$–	$244

Liabilities:
Warrants	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

(1) Included in other assets in the consolidated balance sheets.

(2) Included in other liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Convertible Notes
Balance, December 31, 2010	$5,718	$38,108
Retirement of Convertible Notes	–	(35,000)
Issuance of 2011 Warrants	1,809	–
Exercises of warrants	(1,155)	–
Adjustments to fair value for the period	(4,451)	(3,108)
Balance, December 31, 2011	$1,921	$–
Issuance of July offering warrants	$3,380	$–
Issuance of September offering warrants	1,658	–
Exercises of warrants	(113)	–
Adjustments to fair value for the period	(1,954)	–
Balance, December 31, 2012	$4,892	$–

9. EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
9 .EARNINGS PER SHARE

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31, 2013
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(5,454)
Less: Preferred stock dividends	(312)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,766)	10,060	$(0.57)

	Three Months Ended March 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(4,953)
Less: Preferred stock dividends	(315)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,268)	5,748	$(0.92)

There were an aggregate of 427,000 and 214,000 potentially dilutive weighted-average shares from convertible securities outstanding as of March 31, 2013 and 2012, respectively. These convertible securities were not considered in calculating diluted net loss per share for the three months ended March 31, 2013 and 2012, as their effect would have been anti-dilutive.

10. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
10. RELATED PARTY TRANSACTIONS

Preferred Dividends – The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,120,000 and $5,852,000 as of March 31, 2013 and December 31, 2012, respectively. On March 27, 2013, the Company entered into an agreement with the holders of its Series B Preferred Stock under which the Company issued approximately 139,000 shares of its common stock in payment of $732,000 of the total $5,852,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to accrued unpaid dividends until September 30, 2014.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of March 31, 2013 and December 31, 2012. On February 7, 2013, the maturity date was extended to March 31, 2014.

Preferred Dividends – The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,852,000 and $7,315,000 as of December 31, 2012 and 2011, respectively. As further discussed in Note 8 and Note 14, the Company issued common stock in payment of certain accrued and unpaid dividends.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of December 31, 2012 and 2011. On March 7, 2012, the Company entered into an amendment to the note, extending the maturity date to March 31, 2013. On February 7, 2013, the maturity date was further extended to March 31, 2014.

11. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Income Statement Disclosures [Abstract]
11. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Facilities and plant equipment	$169,229	$168,036
Land	2,570	2,570
Other equipment, vehicles and furniture	5,280	4,918
Construction in progress	4,014	3,328
	181,093	178,852
Accumulated depreciation	(30,684)	(19,235)
	$150,409	$159,617

Depreciation expense, including idled facilities, was $11,481,000 and $11,724,000 for the years ended December 31, 2012 and 2011, respectively. One of the Pacific Ethanol Plants was idled at December 31, 2012 and 2011. The carrying values of this facility totaled $27,773,000 and $29,924,000 at December 31, 2012 and 2011, respectively. The Company continues to depreciate these assets, resulting in depreciation expense in the aggregate of $2,136,000 and $2,155,000 for the years ended December 31, 2012 and 2011, respectively.

The Company and the ethanol industry have experienced significant adverse conditions over the last 12 months, including prolonged negative operating margins. In accordance with the Company’s policy for evaluating impairment of long-lived assets under Accounting Codification Standards 360, management has evaluated the facilities for possible impairment based on projected future cash flows from operations of these facilities with the work of a qualified valuation specialist. Management has determined that the undiscounted cash flows from operations of these facilities over their estimated useful lives exceed their carrying values, and therefore, no impairment has been recognized at December 31, 2012. In determining future undiscounted cash flows, the Company has made significant assumptions concerning the future viability of the ethanol industry, the future price of corn in relation to the future price of ethanol, production volumes and the overall demand in relation to production and supply. If the Company were required to compute the fair value in the future, it may use the work of its qualified valuation specialist who would assist it in examining replacement costs, recent transactions between third parties and cash flow that can be generated from operations.

Given the recent fresh start accounting when the Company began consolidating the results of New PE Holdco, fair value would likely approximate the carrying value of the facilities. If, however the Company were required to adjust the carrying value of the facilities to fair value at some future point in time, the adjustment could be significant and could significantly impact the Company’s financial position and results of operation. No adjustment has been made in these financial statements for this uncertainty.

12. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
12. INTANGIBLE ASSETS

Intangible assets consisted of the following (in thousands):

	Useful	December 31, 2012			December 31, 2011
	Life (Years)	Gross	Accumulated Amortization	Net Book Value	Gross	Accumulated Amortization	Net Book Value

Non-Amortizing:
Kinergy tradename		$2,678	$–	$2,678	$2,678	$–	$2,678

Amortizing:
Customer relationships	10	4,741	(3,685)	1,056	4,741	(3,211)	1,530
Pacific Ethanol tradename	2	800	(800)	–	800	(550)	250
Total intangible assets, net		$8,219	$(4,485)	$3,734	$8,219	$(3,761)	$4,458

Kinergy Tradename – The Company recorded a tradename valued at $2,678,000 in 2006 as part of its acquisition of Kinergy. The Company determined that the Kinergy tradename has an indefinite life and therefore, rather than being amortized, will be tested annually for impairment. The Company did not record any impairment of the Kinergy tradename for the years ended December 31, 2012 and 2011.

Customer Relationships – The Company recorded customer relationships valued at $4,741,000 as part of its acquisition of Kinergy. The Company has established a useful life of ten years for these customer relationships.

Pacific Ethanol Tradename – The Company recorded a tradename valued at $800,000 as part of its acquisition of its ownership interest in New PE Holdco, which relates to its marketing and management agreements with Pacific Ethanol, Inc. The Company has established a useful life of two years for this intangible asset.

Amortization expense associated with intangible assets totaled $724,000 and $924,000 for the years ended December 31, 2012 and 2011, respectively. The weighted-average unamortized life of the intangible assets is 2.2 years. The remaining expected amortization expense relating to amortizable intangible assets is $474,000, $474,000 and $108,000 for each of the years ending December 31, 2013, 2014 and 2015, respectively.

13. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
13. INCOME TAXES

The asset and liability method is used to account for income taxes. Under this method, deferred tax assets and liabilities are recognized for tax credits and for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that those assets will be realized.

The Company files a consolidated federal income tax return. This return includes all entities 80% or more owned by the Company as well as the Company’s pro-rata share of taxable income from pass-through entities in which the Company holds an ownership interest. State tax returns are filed on a consolidated, combined or separate basis depending on the applicable laws relating to the Company and its subsidiaries.

The Company recorded no provision for income taxes for the years ended December 31, 2012 and 2011.

A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2012	2011
Statutory rate	35.0%	35.0%
Change in valuation allowance	125.5	(3,849.0)
Section 382 reduction to loss carryover	(169.4)	3,827.9
State income taxes, net of federal benefit	5.5	3.9
Stock compensation	(1.9)	(16.8)
Non-deductible items	3.6	(1.1)
Other	1.7	0.1
Effective rate	0.0%	0.0%

Deferred income taxes are provided using the asset and liability method to reflect temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities using presently enacted tax rates and laws. The components of deferred income taxes included in the consolidated balance sheets were as follows (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$17,818	$30,681
Capital loss carryover	840	8,013
Stock-based compensation	278	417
Derivative instruments mark-to-market	–	201
Other accrued liabilities	156	123
Fixed assets	167	157
Other	207	167
Total deferred tax assets	19,466	39,759

Deferred tax liabilities:
Investment in New PE Holdco	(7,480)	(3,792)
Intangibles	(1,513)	(1,706)
Derivative instruments mark-to-market	(9)	–
Total deferred tax liabilities	(9,002)	(5,498)

Valuation allowance	(11,555)	(35,352)
Net deferred tax liabilities	$(1,091)	$(1,091)

Classified in balance sheet as:
Deferred income tax benefit (current assets)	$–	$–
Deferred income taxes (long-term liability)	(1,091)	(1,091)
	$(1,091)	$(1,091)

A portion of the Company’s net operating loss carryforwards will be subject to provisions of the tax law that limit the use of losses incurred by a company prior to the date certain ownership changes occur. The amount of the Company’s net operating loss carryforwards that would be subject to these limitations was approximately $399,000,000 at December 31, 2012.

Due to the limitation, a significant portion of these net operating loss carryforwards will expire regardless of whether the Company generates future taxable income. After reducing these net operating loss carryforwards for the amount which will expire, the Company had federal net operating loss carryforwards of approximately $45,424,000 and $16,272,000, and state net operating loss carryforwards of approximately $48,291,000 and $21,492,000, at December 31, 2012 and 2011, respectively.

These net operating loss carryforwards expire at various dates beginning in 2013. The deferred tax asset for the Company’s net operating loss carryforwards at December 31, 2012 does not include $662,000 which relates to the tax benefits associated with warrants and non-statutory options exercised by employees, members of the board and others under the various incentive plans. These tax benefits will be recognized in stockholders’ equity rather than in the statements of operations but not until the period in which these amounts decrease taxes payable.

In assessing whether the deferred tax assets are realizable, a more likely than not standard is applied. If it is determined that it is more likely than not that deferred tax assets will not be realized, a valuation allowance must be established against the deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the associated temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A valuation allowance has been established in the amount of $11,555,000 and $35,352,000 at December 31, 2012 and 2011, respectively, based on the Company’s assessment of the future realizability of certain deferred tax assets. For the years ended December 31, 2012 and 2011, the Company recorded a decrease in the valuation allowance of $23,797,000 and $123,361,000, respectively, attributable almost exclusively to the expected expiration of net operating loss carryforwards due to limitations caused by ownership changes as previously discussed. The valuation allowance on deferred tax assets is related to future deductible temporary differences and net operating loss carryforwards (exclusive of net operating losses associated with items recorded directly to equity) for which the Company has concluded it is more likely than not that these items will not be realized in the ordinary course of operations.

At December 31, 2012, the Company had no increase or decrease in unrecognized income tax benefits for the year as a result of uncertain tax positions taken in a prior or current period. There was no accrued interest or penalties relating to tax uncertainties at December 31, 2012. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

The Company is subject to income tax in the United States federal jurisdiction and various state jurisdictions and has identified its federal tax return and tax returns in state jurisdictions below as “major” tax filings. These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years
Federal	2009 – 2011
Arizona	2009 – 2011
California	2008 – 2011
Colorado	2008 – 2011
Idaho	2009 – 2011
Oregon	2009 – 2011
Wisconsin	2008

However, because the Company had net operating losses and credits carried forward in several of the jurisdictions, including the United States federal and California jurisdictions, certain items attributable to closed tax years are still subject to adjustment by applicable taxing authorities through an adjustment to tax attributes carried forward to open years.

14. PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
PreferredStockAbstract
14. PREFERRED STOCK

The Company has 6,734,835 undesignated shares of authorized and unissued preferred stock, which may be designated and issued in the future on the authority of the Company’s Board of Directors. As of December 31, 2012, the Company had the following designated preferred stock:

Series A Preferred Stock – The Company has authorized 1,684,375 shares of Series A Cumulative Redeemable Convertible Preferred Stock (“Series A Preferred Stock”), with none outstanding at December 31, 2012 and 2011. Shares of Series A Preferred Stock that are converted into shares of the Company’s common stock revert to undesignated shares of authorized and unissued preferred stock.

Upon any issuance, the Series A Preferred Stock would rank senior in liquidation and dividend preferences to the Company’s common stock. Holders of Series A Preferred Stock would be entitled to quarterly cumulative dividends payable in arrears in cash in an amount equal to 5% per annum of the purchase price per share of the Series A Preferred Stock. The holders of the Series A Preferred Stock would have conversion rights initially equivalent to two shares of common stock for each share of Series A Preferred Stock, subject to customary antidilution adjustments. Certain specified issuances will not result in antidilution adjustments. The shares of Series A Preferred Stock would also be subject to forced conversion upon the occurrence of a transaction that would result in an internal rate of return to the holders of the Series A Preferred Stock of 25% or more. Accrued but unpaid dividends on the Series A Preferred Stock are to be paid in cash upon any conversion of the Series A Preferred Stock.

The holders of Series A Preferred Stock would have a liquidation preference over the holders of the Company’s common stock equivalent to the purchase price per share of the Series A Preferred Stock plus any accrued and unpaid dividends on the Series A Preferred Stock. A liquidation would be deemed to occur upon the happening of customary events, including transfer of all or substantially all of the Company’s capital stock or assets or a merger, consolidation, share exchange, reorganization or other transaction or series of related transactions, unless holders of 66 2/3% of the Series A Preferred Stock vote affirmatively in favor of or otherwise consent to such transaction.

Series B Preferred Stock – The Company has authorized 1,580,790 shares of Series B Preferred Stock, with 926,942 outstanding at December 31, 2012 and 2011. Shares of Series B Preferred Stock that are converted into shares of the Company’s common stock revert to undesignated shares of authorized and unissued preferred stock.

The Series B Preferred Stock ranks senior in liquidation and dividend preferences to the Company’s common stock. Holders of Series B Preferred Stock are entitled to quarterly cumulative dividends payable in arrears in cash in an amount equal to 7.00% per annum of the purchase price per share of the Series B Preferred Stock; however, subject to the provisions of the Letter Agreement described below, such dividends may, at the option of the Company, be paid in additional shares of Series B Preferred Stock based initially on the liquidation value of the Series B Preferred Stock. The holders of Series B Preferred Stock have a liquidation preference over the holders of the Company’s common stock initially equivalent to $19.50 per share of the Series B Preferred Stock plus any accrued and unpaid dividends on the Series B Preferred Stock. A liquidation will be deemed to occur upon the happening of customary events, including the transfer of all or substantially all of the capital stock or assets of the Company or a merger, consolidation, share exchange, reorganization or other transaction or series of related transaction, unless holders of 66 2/3% of the Series B Preferred Stock vote affirmatively in favor of or otherwise consent that such transaction shall not be treated as a liquidation. The Company believes that such liquidation events are within its control and therefore has classified the Series B Preferred Stock in stockholders’ equity.

The holders of the Series B Preferred Stock have conversion rights initially equivalent to approximately 0.03 shares of common stock for each share of Series B Preferred Stock. The conversion ratio is subject to customary antidilution adjustments. In addition, antidilution adjustments are to occur in the event that the Company issues equity securities, including derivative securities convertible into equity securities (on an as-converted or as-exercised basis), at a price less than the conversion price then in effect. The shares of Series B Preferred Stock are also subject to forced conversion upon the occurrence of a transaction that would result in an internal rate of return to the holders of the Series B Preferred Stock of 25% or more. The forced conversion is to be based upon the conversion ratio as last adjusted. Accrued but unpaid dividends on the Series B Preferred Stock are to be paid in cash upon any conversion of the Series B Preferred Stock.

The holders of Series B Preferred Stock vote together as a single class with the holders of the Company’s common stock on all actions to be taken by the Company’s stockholders. Each share of Series B Preferred Stock entitles the holder to approximately 0.03 votes per share on all matters to be voted on by the stockholders of the Company. Notwithstanding the foregoing, the holders of Series B Preferred Stock are afforded numerous customary protective provisions with respect to certain actions that may only be approved by holders of a majority of the shares of Series B Preferred Stock.

In 2008, the Company entered into Letter Agreements with Lyles United LLC (“Lyles United”) and other purchasers under which the Company expressly waived its rights under the Certificate of Designations relating to the Series B Preferred Stock to make dividend payments in additional shares of Series B Preferred Stock in lieu of cash dividend payments without the prior written consent of Lyles United and the other purchasers.

Registration Rights Agreement – In connection with the sale of its Series B Preferred Stock, the Company entered into a registration rights agreement with Lyles United. The registration rights agreement is to be effective until the holders of the Series B Preferred Stock, and their affiliates, as a group, own less than 10% for each of the series issued, including common stock into which such Series B Preferred Stock has been converted. The registration rights agreement provides that holders of a majority of the Series B Preferred Stock, including common stock into which such Series B Preferred Stock has been converted, may demand and cause the Company to register on their behalf the shares of common stock issued, issuable or that may be issuable upon conversion of the Preferred Stock and as payment of dividends thereon, and upon exercise of the related warrants (collectively, the “Registrable Securities”). The Company is required to keep such registration statement effective until such time as all of the Registrable Securities are sold or until such holders may avail themselves of Rule 144 for sales of Registrable Securities without registration under the Securities Act of 1933, as amended. The holders are entitled to two demand registrations on Form S-1 and unlimited demand registrations on Form S-3; provided, however, that the Company is not obligated to effect more than one demand registration on Form S-3 in any calendar year. In addition to the demand registration rights afforded the holders under the registration rights agreement, the holders are entitled to unlimited “piggyback” registration rights. These rights entitle the holders who so elect to be included in registration statements to be filed by the Company with respect to other registrations of equity securities. The Company is responsible for all costs of registration, plus reasonable fees of one legal counsel for the holders, which fees are not to exceed $25,000 per registration. The registration rights agreement includes customary representations and warranties on the part of both the Company and the holders and other customary terms and conditions.

The Company recorded preferred stock dividends of $1,268,000 and $1,265,000 for the years ended December 31, 2012 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, the Company accrued but did not pay any preferred stock dividends. For the year ended December 31, 2012, however, the Company did pay its accrued dividends of $1,268,000 in cash.

On August 12, 2012, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued approximately 157,000 shares of its common stock in payment of $732,000 of the total $7,315,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. On December 26, 2012, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued approximately 145,000 shares of its common stock in payment of $732,000 of the total $6,583,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. On March 27, 2013, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued approximately 139,000 shares of its common stock in payment of $732,000 of the total $5,851,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to accrued unpaid dividends until September 30, 2014. The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,851,000 as of December 31, 2012.

15. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
15. STOCK-BASED COMPENSATION

The Company has two equity incentive compensation plans: a 2004 Stock Option Plan and a 2006 Stock Incentive Plan.

2004 Stock Option Plan – The 2004 Stock Option Plan authorized the issuance of incentive stock options (“ISOs”) and non-qualified stock options (“NQOs”) to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 23,810 shares of common stock. On September 7, 2006, the Company terminated the 2004 Stock Option Plan, except to the extent of issued and outstanding options then existing under the plan. The Company had 762 stock options outstanding under its 2004 Stock Option Plan at December 31, 2012 and 2011.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorizes the issuance of ISOs, NQOs, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 414,286 shares of common stock.

Stock Options – On August 1, 2011 and August 25, 2011, the Company granted options to purchase an aggregate of 12,867 and 1,067 shares of the Company’s common stock at exercise prices of $12.90 and $5.25 per share, which were the respective closing prices per share of the Company’s common stock on the dates of grant, with estimated fair values of $6.60 and $2.70, respectively. The options vested as to 33% on April 2, 2012 and vest as to 33% on each of April 1, 2013 and April 1, 2014. The options expire in 10 years from the date of grant. Fair value was determined using the Black-Scholes Option Pricing Model. For the August 1, 2011 grants, the inputs to estimating fair value were: exercise price of $12.90; estimated life of 5.0 years; expected volatility of 56.7%; and risk free interest rate of 2.50%. For the August 25, 2011 grants, the inputs to estimating fair value were: exercise price of $5.25; estimated life of 5.0 years; expected volatility of 56.7% and risk free interest rate of 2.50%. The Company estimates expected volatility using peer companies within its industry.

Summaries of the status of Company’s stock option plans as of December 31, 2012 and 2011 and of changes in options outstanding under the Company’s plans during those years are as follows (shares in thousands):

	Years Ended December 31,
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	15	$56.70	1	$867.30
Issued (Cancelled)	(2)	$8.25	14	$12.30
Outstanding at end of year	13	$63.00	15	$56.70
Options exercisable at end of year	5	$147.45	1	$867.30

Stock options outstanding as of December 31, 2012, were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$ 12.90	12	8.59	$12.90	4	$12.90
$866.25-$871.50	1	2.57	$867.30	1	$867.30

The options outstanding at December 31, 2012 and 2011 had intrinsic values of $0 and $50,000, respectively.

Restricted Stock – The Company granted to certain employees and directors shares of restricted stock under its 2006 Stock Incentive Plan pursuant to restricted stock agreements. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2010	31	$144.90
Issued	18	$12.90
Vested	(17)	$158.40
Canceled	(1)	$145.50
Unvested at December 31, 2011	31	$64.05
Vested	(13)	$81.90
Canceled	(2)	$61.20
Unvested at December 31, 2012	16	$50.40

The fair value of the common stock at vesting aggregated $112,000 and $239,000 for the years ended December 31, 2012 and 2011, respectively. Stock-based compensation expense related to employee and non-employee restricted stock and option grants recognized in income were as follows (in thousands):

	Years Ended December 31,
	2012	2011
Employees	$782	$1,522
Non-employees	24	756
Total stock-based compensation expense	$806	$2,278

At December 31, 2012, the total compensation cost related to unvested awards which had not been recognized was $812,000 and the associated weighted-average period over which the compensation cost attributable to those unvested awards would be recognized was 2.04 years. In January 2013, the Company granted 53,333 shares of restricted stock that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.40 per share. In January 2013, the Company granted an additional 104,167 shares of restricted stock that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.40 per share. In March 2013, the Company granted an additional 130,000 shares of restricted common stock that vests in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.

16. SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Event
16.SUBSEQUENT EVENT
11.	SUBSEQUENT EVENTS.

Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

Payments on Series A Notes – From April 1, 2013 through June 26, 2013, the Company made three installment payments and received various holder conversion notices. In the aggregate, the Company issued 1,032,000 shares of its common stock in payment of principal and interest in an aggregate amount of $3,748,000 in respect of the Series A Notes.

Series B Subordinated Convertible Notes – On June 20, 2013, the Company issued $8.0 million in Series B Subordinated Convertible Notes (“Series B Notes”). Unless converted or redeemed earlier, the Series B Notes will mature on March 28, 2014, together with the Series A Notes. The terms of the Series B Notes are substantially similar to those of the Series A Notes.

Acquisition of Plant Debt and Additional Interests in New PE Holdco – On June 21, 2013, the Company used the proceeds from the sale of the Series B Notes, to acquire $4.1 million of the Plant Owners’ combined term and revolving debt for a purchase price of $3.0 million and 19.7 units of limited liability company interests of New PE Holdco for a purchase price of $197,000, increasing the Company’s ownership in New PE Holdco to 85%. As a result of the purchases of debt on June 21, 2013, $1.2 million of the Plant Owners’ revolving debt was retired and the maturity date applicable to approximately $2.9 million of the Plant Owners’ term debt was extended from June 25, 2013 to June 30, 2016.

2006 Stock Incentive Plan – On April 1, 2013, the Company granted 16,667 shares of restricted common stock that vest in equal installments on each of April 1, 2014 and 2015 and had a grant date fair value of $4.65 per share.

On April 12, 2013, the Company’s Board approved an increase in the number of shares of common stock authorized for issuance under its 2006 Stock Incentive Plan from 414,286 to 914,286. The Company’s stockholders approved the amendment to the 2006 Stock Incentive Plan on June 18, 2013.

On June 18, 2013, the Company granted to its management 256,665 shares of restricted common stock that vest in equal installments on each of April 1, 2014, 2015 and 2016, and had a grant date fair value of $3.74 per share. On June 18, 2013, the Company granted to its non-management board members 71,110 shares of restricted common stock that vest on the earlier of (i) the date of the Company’s 2014 Annual Meeting of Stockholders and (ii) July 1, 2014, and had a grant date fair value of $3.74 per share.

On June 18, 2013, the Company granted to its management 229,025 shares of stock options, with an exercise price of $3.74 per share, which vest in equal installments on each of April 1, 2014, 2015 and 2016, and had a grant date fair value of $1.68 per share.

Capital Lease – In May 2013, upon completion of the Company’s corn oil separation project at its Magic Valley Plant, the Company initially recorded a capital lease in the amount of approximately $5,675,000.

Litigation – On May 24, 2013, GS CleanTech Corporation (“GS CleanTech”), filed suit in the United States District Court for the Eastern District of California, Sacramento Division, naming Pacific Ethanol, Inc. as a defendant. The suit alleges patent infringement by virtue of certain corn oil separation technology in use at one or more of the Company’s ethanol production facilities, including the plant located in Stockton, California. The complaint seeks preliminary and permanent injunctions prohibiting future infringement on the patent owned by GS CleanTech and damages in an unspecified amount adequate to compensate GS CleanTech for the alleged patent infringement, but in any event no less than a reasonable royalty for the use made of the inventions of the patent, plus attorneys fees. The Company strongly disagrees that its use of corn oil separation technology infringes the patent owned by GS CleanTech and intends to vigorously defend against GS CeanTech’s claims. As of the date of this report, discovery has not commenced and a trial date has not been set. In addition, GS CleanTech has advised the Company that it is in the process of amending its complaint.

January 2013 Financing Transaction – On January 11, 2013, under the terms of a Securities Purchase Agreement (the “Purchase Agreement”) dated December 19, 2012 among the Company and five accredited investors, the Company issued and sold to the investors in a private offering $22,192,491 in aggregate principal amount of its senior unsecured notes (the “January 2013 Notes”) and warrants (the “January 2013 Warrants”) to purchase an aggregate of 1,708,687 shares of the Company’s common stock (the “January 2013 Financing Transaction”) for aggregate gross proceeds of $22,192,491. The January 2013 Warrants have an exercise price of $7.80 per share and expire in January 2018.

January 2013 Notes

The January 2013 Notes mature on March 30, 2016 and bear interest at the rate of 5% per annum, subject to adjustment. If the aggregate outstanding principal balance of the January 2013 Notes is not less than $10,769,298 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each of January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the January 2013 Notes is less than $10,769,298.

If at any time the Company receives net cash proceeds from an issuance of equity or equity-linked securities of the Company, certain sales of assets or as a result of incurring certain indebtedness, then the Company will be obligated to prepay the January 2013 Notes using 100% of all such net cash proceeds, provided that proceeds received in connection with an equity-linked issuance must be used to either prepay the January 2013 Notes or purchase certain outstanding debt issued by the Plant Owners.

Interest on the January 2013 Notes is payable in cash in arrears on the fifteenth calendar day of each month beginning on March 15, 2013 (each, an “Interest Payment Date”). Subject to the satisfaction of certain equity conditions, at the option of the Company, the Company may elect to pay interest due and payable in shares of common stock, provided that the interest rate applicable to any outstanding amounts the Company pays in shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of shares to be issued on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in shares) on such Interest Payment Date, divided by (y) the product of (i) the weighted average price of the Company’s common stock for the thirty trading days immediately preceding (but excluding) the Interest Payment Date, and (ii) 0.95.

Restrictive Covenants

The January 2013 Notes prohibit the Company from engaging in various activities, including (i) payments due under the January 2013 Notes rank senior to all other indebtedness of the Company and its subsidiaries, other than certain permitted senior indebtedness; (ii) the Company and its subsidiaries will not incur other indebtedness, except for certain permitted indebtedness; (iii) the Company and its subsidiaries will not incur any liens, except for certain permitted liens; (iv) the Company and its subsidiaries will not, directly or indirectly, redeem or repay all or any portion of any indebtedness (except for certain permitted indebtedness) if at the time such payment is due or is made or, after giving effect to such payment, an event constituting, or that with the passage of time and without being cured would constitute, an event of default has occurred and is continuing; (v)the Company and its subsidiaries will not redeem, repurchase or pay any dividend or distribution on its respective capital stock without the prior consent of the holders of the January 2013 Notes, other than certain permitted distributions; and (vi) the Company and its subsidiaries will not sell, lease, assign, transfer or otherwise dispose of any assets of the Company or any subsidiary, except for certain permitted dispositions (including the sales of inventory or receivables in the ordinary course of business).

Acquisition of Plant Debt – On January 11, 2013, the Company used $21,538,596 of the gross proceeds of the January 2013 Financing Transaction to purchase from certain of the Investors an aggregate principal amount of $21,538,596 of the Plant Owners’ tranche A-2 term loans (the “Purchased Debt”).

Extension of Maturity of Plant Debt – On January 11, 2013, immediately prior to the closing of the January 2013 Financing Transaction, the maturity date of the Purchased Debt was extended from June 30, 2013 to June 30, 2016. On January 11, 2013, immediately prior to the closing of the January 2013 Financing Transaction, the maturity date of the Company’s new $10,000,000 revolving line of credit secured on October 29, 2012 was extended from June 25, 2013 to June 25, 2015.

Acquisition of New PE Holdco Membership Interests – On January 11, 2013, the Company purchased 13% of New PE Holdco for an aggregate purchase price of $1,308,030 using $653,895 of the gross proceeds of the January 2013 Financing Transaction and $654,135 of the Company’s cash on hand. The Company also acquired an additional 3% of New PE Holdco in March 2013 as discussed below. As of the filing of this report, the Company owns approximately 83% of the outstanding membership interests of New PE Holdco. For the years ended December 31, 2012 and 2011, had the Company held an 83% ownership interest in New PE Holdco, the Company’s reported results would have had the following pro forma impact: net loss available to common stockholders would have been $36,526,000 and $3,774,000, respectively, and loss per share would have been $5.10 and $1.65, respectively.

March 2013 Financing Transaction

On March 28, 2013, the Company issued $6,000,000 in subordinated convertible notes and 1,839,600 two year warrants with an exercise price of $7.80 per share. The net proceeds of the offering were used to (i) purchase $2,600,000 of Plant Owners’ debt maturing in June 2013, the maturity of which was also extended at the time from June 2013 to June 2016; (ii) acquire a 3% ownership interest in New PE Holdco; and (iii) purchase and immediately retire $3,500,000 of the Plant Owners’ term debt.

Increase in Availability under Plant Owners’ New Revolving Credit Facility – On March 28, 2013, the lenders under the Plant Owners’ new revolving credit facility approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 28, 2013, the Plant Owners had $5,000,000 in unused availability under the new credit facility.

Grants of stock –In January 2013, the Company granted 53,333 shares of restricted stock that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.40 per share. In January 2013, the Company granted an additional 104,167 shares of restricted stock that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.40 per share. In March 2013, the Company granted an additional 130,000 shares of restricted common stock that vest in equal installments on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.

Warrant exercises – During February 2013, certain holders exercised warrants and received 267,733 shares of the Company’s common stock upon payment of an aggregate of $2,060,000 in cash. The Company paid approximately $755,800 in cash to the warrant holders as an inducement for such exercises.

Payment of Preferred Stock Dividends – On March 27, 2013, the Company entered into an agreement with the holders of its Series B Preferred Stock under which the Company issued approximately 139,333 shares of its common stock in payment of $732,000 of the total $5,851,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to further forebear from exercising any rights they may have with respect to accrued and unpaid dividends until September 30, 2014.

Note Payable to Related Party – On February 7, 2013, the Company entered into an amendment to the note payable to its Chief Executive Officer totaling $750,000, extending the maturity date to March 31, 2014.

Employment agreement – On January 6, 2013, the Company entered into an Executive Employment Agreement with Michael D. Kandris that provides for at-will employment as the Company’s Chief Operating Officer. Mr. Kandris shall initially receive a base salary of $246,000 per year, subject to annual review and increase in the sole discretion of the Company’s board of directors. Mr. Kandris is also eligible to receive an annual discretionary cash bonus of up to 50% of his base salary, to be paid based upon performance criteria set by the Company’s board of directors.

1. ORGANIZATION AND BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Basis Of Presentation Policies
Organization and Business

The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed and syrup. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had an 83% and 67% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of March 31, 2013 and December 31, 2012, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of March 31, 2013, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had a 67% and 34% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of December 31, 2012 and 2011, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of December 31, 2012, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Basis of Presentation

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of variable interest entities, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassifications of prior year’s data have been made to conform to 2013 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

The consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in United States (“GAAP”) and include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities – The Company applies the guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification 810, Consolidation, surrounding a company’s analysis to determine whether any of its variable interests constitute controlling financial interests in a variable interest entity (“VIE”). This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a VIE, from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has since consolidated the results of New PE Holdco. As long as the Company is deemed New PE Holdco’s primary beneficiary, the Company must treat New PE Holdco as a consolidated subsidiary for financial reporting purposes. See Note 2 – Variable Interest Entity. Through various transactions, the Company has increased its ownership interest in New PE Holdco to 67% at December 31, 2012. In January 2013, the Company increased its ownership interest in New PE Holdco to 80% and in March 2013, the Company further increased its ownership interest in New PE Holdco to 83% .

Reverse Stock Split

Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

On May 14, 2013, the Company effected a one-for-fifteen reverse stock split and on June 8, 2011, the Company effected a one-for-seven reverse stock split. All share and per share information has been restated to retroactively show the effects of these stock splits.

Liquidity

Liquidity – During the three months ended March 31, 2013, the Company funded its operations primarily from cash on hand, borrowings under its credit facilities and various capital raising transactions in which it raised gross proceeds of $31,042,000 through the issuances of senior unsecured notes, unsecured subordinated convertible notes and in connection with the exercise of warrants.

As of March 31, 2013, the Plant Owners had up to $103,597,000 in combined term and revolving debt, of which $4,029,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $89,568,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,174,000. The Plant Owners do not and may not have sufficient funds to repay the $4,029,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $89,568,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,029,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of the Company’s ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

During 2012, the Company funded its operations primarily from cash provided by operations, borrowings under its credit facilities and various capital raising transactions in which it raised aggregate net proceeds of $20,900,000 through the issuance of an aggregate of 3,700,000 shares of its common stock and warrants to purchase up to an aggregate of up to 4,633,000 shares of its common stock.

As of March 28, 2013, the Plant Owners had up to $106,300,000 in combined term and revolving debt, of which $4,000,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $87,300,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,200,000. The Plant Owners do not and may not have sufficient funds to repay the up to $4,000,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $87,300,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,000,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of our ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

Cash and Cash Equivalents		The Company considers all highly-liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $25,385,000 and $20,627,000 at March 31, 2103 and December 31, 2012, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $226,000 and $18,000 as of March 31, 2013 and December 31, 2012, respectively. The Company recorded a bad debt expense of $208,000 and $2,000 for the three months ended March 31, 2013 and 2012, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral. Due to a limited number of ethanol customers, the Company had significant concentrations of credit risk from sales of ethanol as of December 31, 2012 and 2011, as described below.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $20,627,000 and $23,715,000 at December 31, 2012 and 2011, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $18,000 and $24,000 as of December 31, 2012 and 2011, respectively. The Company recorded a bad debt recovery of $6,000 and $218,000 for the years ended December 31, 2012 and 2011, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Concentrations of Credit Risk

Concentrations of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below. Financial instruments that subject the Company to credit risk consist of cash balances maintained in excess of federal depository insurance limits and accounts receivable, which have no collateral or security. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant risk of loss of cash.

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company sold ethanol to customers representing 10% or more of the Company’s total net sales, as follows.

	Years Ended December 31,
	2012	2011
Customer A	21%	22%
Customer B	16%	9%
Customer C	12%	7%

The Company had accounts receivable due from these customers totaling $12,011,000 and $13,577,000, representing 46% and 48% of total accounts receivable as of December 31, 2012 and 2011, respectively.

The Company purchases fuel-grade ethanol and corn, its largest cost component in producing ethanol, from its suppliers. The Company purchased ethanol and corn from suppliers representing 10% or more of the Company’s total purchases for the purchase and production of ethanol, as follows:

	Years Ended December 31,
	2012	2011
Supplier A	40%	39%
Supplier B	14%	13%
Supplier C	*	12%
____________ *Less than 10%

Inventories

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	December 31,
	2012	2011
Finished goods	$10,230	$9,429
Work in progress	3,846	4,284
Raw materials	1,363	1,334
Other	805	1,084
Total	$16,244	$16,131

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

The cost of normal maintenance and repairs is charged to operations as incurred. Significant capital expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of fixed assets sold, or otherwise disposed of, and the related accumulated depreciation or amortization are removed from the accounts, and any resulting gains or losses are reflected in current operations.

Intangible Assets

The Company amortizes intangible assets with definite lives using the straight-line method over their established lives, generally 2-10 years. Additionally, the Company tests these assets with established lives for impairment if conditions exist that indicate that carrying values may not be recoverable. Possible conditions leading to the unrecoverability of these assets include changes in market conditions, changes in future economic conditions or changes in technological feasibility that impact the Company’s assessments of future operations. If the Company determines that an impairment charge is needed, the charge will be recorded in selling, general and administrative expenses in the consolidated statements of operations.

Deferred Financing Costs

Deferred financing costs, which are included in other assets, are costs incurred to obtain debt financing, including all related fees, and are amortized as interest expense over the term of the related financing using the straight-line method which approximates the interest rate method. Amortization of deferred financing costs was $736,000 and $651,000 for the years ended December 31, 2012 and 2011, respectively. Unamortized deferred financing costs were approximately $1,447,000 at December 31, 2012 and are recorded in other assets in the consolidated balance sheets.

Derivative Instruments and Hedging Activities

Derivative transactions, which can include forward contracts and futures positions on the New York Mercantile Exchange and the Chicago Board of Trade are recorded on the balance sheet as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in income unless specific hedge accounting criteria are met. If derivatives meet those criteria, effective gains and losses are deferred in accumulated other comprehensive income (loss) and later recorded together with the hedged item in consolidated income (loss). For derivatives designated as a cash flow hedge, the Company formally documents the hedge and assesses the effectiveness with associated transactions. The Company has designated and documented contracts for the physical delivery of commodity products to and from counterparties as normal purchases and normal sales.

Revenue Recognition

Revenue Recognition – The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable, and collection is reasonably assured. The Company derives revenue primarily from sales of ethanol and related co-products. The Company recognizes revenue when title transfers to its customers, which is generally upon the delivery of these products to a customer’s designated location. These deliveries are made in accordance with sales commitments and related sales orders entered into either verbally or in writing with customers. The sales commitments and related sales orders provide quantities, pricing and conditions of sales. In this regard, the Company engages in three basic types of revenue generating transactions:

•	As a producer. Sales as a producer consist of sales of the Company’s inventory produced at the Pacific Ethanol Plants.

•	As a merchant. Sales as a merchant consist of sales to customers through purchases from third-party suppliers in which the Company may or may not obtain physical control of the ethanol or co-products, in which shipments are directed from the Company’s suppliers to its terminals or direct to its customers but for which the Company accepts the risk of loss in the transactions.

•	As an agent. Sales as an agent consist of sales to customers through purchases from third-party suppliers in which the risks and rewards of inventory ownership remain with third-party suppliers and the Company receives a predetermined service fee under these transactions.

Revenue from sales of third-party ethanol and co-products is recorded net of costs when the Company is acting as an agent between a customer and a supplier and gross when the Company is a principal to the transaction. The Company recorded $2,756,000 and $2,856,000 in net sales when acting as an agent for the years ended December 31, 2012 and 2011, respectively. Several factors are considered to determine whether the Company is acting as an agent or principal, most notably whether the Company is the primary obligor to the customer and whether the Company has inventory risk and related risk of loss or whether the Company adds meaningful value to the supplier’s product or service. Consideration is also given to whether the Company has latitude in establishing the sales price or has credit risk, or both. When the Company acts as an agent, it recognizes revenue on a net basis or recognizes its predetermined fees and any associated freight, based upon the amount of net revenues retained in excess of amounts paid to suppliers.

The Company records revenues based upon the gross amounts billed to its customers in transactions where the Company acts as a producer or a merchant and obtains title to ethanol and its co-products and therefore owns the product and any related, unmitigated inventory risk for the ethanol, regardless of whether the Company actually obtains physical control of the product.

Shipping and Handling Costs		Shipping and handling costs are classified as a component of cost of goods sold in the accompanying consolidated statements of operations.
California Ethanol Producer Incentive Program

California Ethanol Producer Incentive Program – The Company is eligible to participate in the California Ethanol Producer Incentive Program (“CEPIP”) through the Pacific Ethanol Plants located in California. The CEPIP is a program that may provide funds to an eligible California facility—up to $0.25 per gallon of production—when current production corn crush spreads, measured as the difference between specified ethanol and corn index prices, are less than prescribed levels determined by the California Energy Commission (“CEC”). For any month in which a payment is made by the CEPIP, the Company may be required to reimburse the funds within the subsequent five years from each payment date, if the corn crush spreads exceed $1.00 per gallon. Since these funds are provided to subsidize current production costs and encourage eligible facilities to either continue production or start up production in low margin environments, the Company records the proceeds, if any, as a credit to cost of goods sold. The Company will assess the likelihood of reimbursement in future periods as corn crush spreads approach $1.00 per gallon. If it becomes likely that amounts may be reimbursable by the Company, the Company will accrue a liability for such payment and recognize the costs as an increase in cost of goods sold.

The program may provide up to $3,000,000 per plant per year of operation through 2014. However, in 2012, this program was not funded and the Company can provide no assurance that the CEC will decide to fund the CEPIP or that the CEC will not alter the program thresholds, participant eligibility or other policy choices that may impact the ability of the Pacific Ethanol Plants located in California to be eligible for the CEPIP in 2013 or future years.

The Company recorded $0 and $1,481,000 as a reduction to cost of goods sold for the years ended December 31, 2012 and 2011, respectively, in respect of CEPIP payments received. To date, the Company has not been required to reimburse any amounts of its total $2,000,000 received under the program, and based on historical corn crush spreads, the Company does not believe it will be required to make any reimbursements in the foreseeable future.

Stock-Based Compensation

The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award. The Company estimates forfeitures at the time of grant and makes revisions, if necessary, in the second quarter of each year if actual forfeitures differ from those estimates. Based on historical experience, the Company estimated future unvested forfeitures at 5% for the years ended December 31, 2012 and 2011. The Company recognizes stock-based compensation expense as a component of selling, general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets, including property and equipment and purchased intangibles subject to amortization, when events or changes in circumstances indicate that the fair value of assets could be less than their net book value. In such event, the Company assesses long-lived assets for impairment by first determining the forecasted, undiscounted cash flows the asset is expected to generate plus the net proceeds expected from the sale of the asset. If this amount is less than the carrying value of the asset, the Company will then determine the fair value of the asset. An impairment loss would be recognized when the fair value is less than the related asset’s net book value, and an impairment expense would be recorded in the amount of the difference. Forecasts of future cash flows are judgments based on the Company’s experience and knowledge of its operations and the industries in which it operates. These forecasts could be significantly affected by future changes in market conditions, the economic environment, including inflation, and purchasing decisions of the Company’s customers.

Income Taxes

Income taxes are accounted for under the asset and liability approach, where deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities, and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense, net and other income (expense), net, respectively.

Income (Loss) Per Share

Income (Loss) Per Share – Basic income (loss) per share is computed on the basis of the weighted-average number of shares of common stock outstanding during the period. Preferred dividends are deducted from net income (loss) attributed to Pacific Ethanol, Inc. and are considered in the calculation of income (loss) available to common stockholders in computing basic income (loss) per share.

 The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(19,057)
Preferred stock dividends	(1,268)
Basic and diluted loss per share:
Loss available to common stockholders	$(20,325)	7,224	$(2.81)

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	2,249	$0.80
Warrants	–	13
Options	–	4
Diluted income per share:
Income available to common stockholders	$1,809	2,266	$0.80

The Company had accrued and unpaid dividends of $5,852,000, or $0.60 per share of common stock outstanding, as of December 31, 2012 in respect of its Series B Cumulative Convertible Preferred Stock (“Series B Preferred Stock”).

There were an aggregate of 246,000 and 54,000 potentially dilutive shares from convertible securities outstanding as of December 31, 2012 and 2011, respectively. These convertible securities were not considered in calculating diluted income (loss) per common share for the years ended December 31, 2012 and 2011 as their effect would be anti-dilutive.

Since December 31, 2012, through the date of this report, the Company issued to its eligible employees an aggregate of 287,500 shares of restricted common stock under its equity compensation plan. See Note 10. In addition, the Company issued an aggregate of 267,754 shares of its common stock upon cash exercises of certain outstanding warrants.

Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company recorded at fair value its warrants and convertible notes. The Company believes the carrying value of its long-term debt approximates fair value because the interest rates on these instruments are variable.

Estimates and Assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Subsequent Events

Subsequent Events – Management evaluates, as of each reporting period, events or transactions that occur after the balance sheet date through the date that the financial statements are issued for either disclosure or adjustment to the consolidated financial results. The Company has evaluated subsequent events up through the date of the filing of this report with the Securities and Exchange Commission. See Note 14.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current presentation. Such reclassification had no effect on the consolidated net income (loss) reported in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – On May 12, 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 was issued concurrently with International Financial Reporting Standards (“IFRS”) 13 Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. The Company’s adoption of this standard did not have a material effect on its consolidated financial position, results of operations or cash flows.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Concentrations of Credit Risk Major Customers

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company had sales of ethanol with customers representing 10% or more of total net sales as follows.

	Years Ended December 31,
	2012	2011
Customer A	21%	22%
Customer B	16%	9%
Customer C	12%	7%

Purchases from external customers
	Years Ended December 31,
	2012	2011
Supplier A	40%	39%
Supplier B	14%	13%
Supplier C	*	12%
____________ *Less than 10%

Property and Equipment Depreciation

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

Schedule of Earnings Per Share, Diluted, by Common Class, Including Two Class Method

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(19,057)
Preferred stock dividends	(1,268)
Basic and diluted loss per share:
Loss available to common stockholders	$(20,325)	108,358	$(0.19)

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	33,733	$0.05
Warrants	–	194
Options	–	57
Diluted income per share:
Income available to common stockholders	$1,809	33,984	$0.05

2. VARIABLE INTEREST ENTITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Variable Interest Entity Tables
Value and classification of assets that are collateral for obligations of New PE Holdco

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco as of March 31, 2013 were as follows (in thousands):

Cash and cash equivalents	$11
Other current assets	7,485
Property and equipment	143,308
Other assets	3,150
Total assets	$153,954

Current liabilities	$6,598
Long-term debt	103,597
Other liabilities	220
Total liabilities	$110,415

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at December 31, 2012 were as follows (in thousands):

Cash and cash equivalents	$–
Other current assets	7,699
Property and equipment	145,774
Other assets	2,719
Total assets	$156,192

Current liabilities	$4,287
Long-term debt	100,821
Other liabilities	207
Total liabilities	$105,315

3. INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories Tables
Inventories

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Finished goods	$11,053	$10,230
Work in progress	4,481	3,846
Raw materials	1,212	1,363
Other	790	805
Total	$17,536	$16,244

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	December 31,
	2012	2011
Finished goods	$10,230	$9,429
Work in progress	3,846	4,284
Raw materials	1,363	1,334
Other	805	1,084
Total	$16,244	$16,131

4. DERIVATIVES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives Tables
Derivatives not designated as hedging instruments

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Losses
		Three Months Ended March 31,
Type of Instrument	Statements of Operations Location	2013	2012
Commodity contracts	Cost of goods sold	$(73)	$(102)

		Unrealized Gains
		Three Months Ended March 31,
Type of Instrument	Statements of Operations Location	2013	2012
Commodity contracts	Cost of goods sold	$68	$236

The classification and amounts of the Company’s derivatives not designated as hedging instruments are as follows (in thousands):

	As of December 31, 2012
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$189	Accrued liabilities	$167
		$189		$167

	As of December 31, 2011
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$244	Accrued liabilities	$500
		$244		$500

Recognized gains (losses) on Derivatives

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follow (in thousands):

		Realized Gains
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2012	2011

Commodity contracts	Cost of goods sold	$720	$338
		$720	$338

		Unrealized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2012	2011

Commodity contracts	Cost of goods sold	$279	$(242)
		$279	$(242)

5. DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Tables
Long Term Debt

Long-term borrowings are summarized as follows (in thousands):

	March 31, 2013	December 31, 2012
Kinergy operating line of credit	$20,558	$19,711
Senior unsecured notes	20,313	–
Subordinated convertible notes	6,000	–
Plant Owners’ term debt and accrued interest	57,097	54,821
Plant Owners’ operating lines of credit	46,500	46,000
Note payable to related party	750	750
	151,218	121,282
Less: Parent purchased Plant Owners’ term debt	(24,174)	–
Less: Unamortized discount on senior unsecured notes	(2,432)	–
Less: Unamortized discount on convertible notes	(2,283)	–
	122,329	121,282
Less short-term portion	(8,496)	(4,029)
Long-term debt	$113,833	$117,253

	December 31,
	2012	2011
Kinergy’s operating line of credit	$19,711	$20,432
Note payable to related party	750	750
Plant Owners’ term debt	54,821	51,279
Plant Owners’ operating lines of credit	46,000	21,978
	121,282	94,439
Less current portion	(4,029)	(750)
Long-term debt	$117,253	$93,689

Long Term Debt Due
Years Ended December 31,	Amount

2013	$4,029
2014	750
2015	25,711
2016	90,792
Total	$121,282

6. COMMON STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock And Warrants
Warrant activity

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2012 and 2011 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2010	258	$1.80 – $745.50	$183.00
Warrants issued	330	$22.50	$22.50
Warrants exercised	(162)	$6.75	$6.75
Balance at December 31, 2011	426	$1.80 – $745.50	$117.60
Warrants issued	4,633	$6.45 – $8.85	$2.85
Warrants exercised	(20)	$1.80 – $7.95	$7.80
Balance at December 31, 2012	5,039	$1.80 – $745.50	$17.10

7. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payment of Operating Lease

Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2012 are as follows (in thousands):

Years Ended December 31,	Amount

2013	$1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$9,032

8. FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Tables
Assumptions used and related fair values for warrants

Significant assumptions used and related fair values for the warrants as of March 31, 2013 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
03/28/2013	$7.80	71.1%	0.24%	2.00	38.2%	788,000	$882,000
01/11/2013	$7.80	72.5%	0.77%	4.79	54.4%	1,709,000	2,728,000
09/26/2012	$8.85	84.2%	0.31%	2.49	75.9%	1,771,000	776,000
07/3/2012	$7.50	71.1%	0.57%	4.26	51.8%	1,812,000	2,880,000
07/3/2012	$6.45	63.7%	0.14%	0.76	57.6%	804,000	335,000
12/13/2011	$11.25	68.1%	0.57%	3.71	47.1%	306,000	478,000
							$8,079,000

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Significant assumptions used and related fair values for the warrants as of December 31, 2011 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
12/13/2011	$22.50	68.0%	0.83%	4.96	52.0%	330,000	$1,695,000
10/6/2010	$6.75	68.0%	1.09%	5.90	47.4%	34,000	226,000
							$1,921,000

Assumptions used and related fair value for conversion feature
Original Issuance	Conversion Price	Volatility	Risk-Free Interest Rate	Term (years)	Market Discount	Fair Value
3/28/13	$15.00	62.2%	0.14%	1.0	24.5%	$1,400,800

Summary of fair value measurements by level

The following table summarizes fair value measurements by level at March 31, 2013 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$205	$–	$–	$205
Total Assets	$205	$–	$–	$205

Liabilities:
Warrants(2)	$–	$–	$8,079	$8,079
Conversion feature(2)	–	–	1,401	1,401
Commodity contracts(3)	115	–	–	115
Total Liabilities	$115	$–	$9,480	$9,595

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in warrant liabilities and conversion feature at fair value in the consolidated balance sheets.

(3) Included in accrued liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in other current liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	$–	$–	$244
Total Assets	$244	$–	$–	$244

Liabilities:
Warrants	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

(1) Included in other assets in the consolidated balance sheets.

(2) Included in other liabilities in the consolidated balance sheets.

Changes in fair value of Level 3 inputs

	Warrants	Conversion Feature
Balance, December 31, 2012	$4,892	$–
Issuance of warrants in January offering	2,657	–
Issuance of notes and warrants in March offering	883	1,401
Exercises of warrants	(260)	–
Adjustments to fair value for the period	(93)	–
Balance, March 31, 2013	$8,079	$1,401

The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Convertible Notes

Balance, December 31, 2010	$5,718	$38,108
Retirement of Convertible Notes	–	(35,000)
Issuance of 2011 Warrants	1,809	–
Exercises of Warrants	(1,155)	–
Adjustments to fair value for the period	(4,451)	(3,108)
Balance, December 31, 2011	$1,921	$–
Issuance of July Offering Warrants	$3,380	$–
Issuance of September Offering Warrants	1,658	–
Exercises of Warrants	(113)	–
Adjustments to fair value for the period	(1,954)	–
Balance, December 31, 2012	$4,892	$–

9. EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share Tables
Computation of basic and diluted earnings per share

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31, 2013
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(5,454)
Less: Preferred stock dividends	(312)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,766)	10,060	$(0.57)

	Three Months Ended March 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(4,953)
Less: Preferred stock dividends	(315)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,268)	5,748	$(0.92)

11. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Income Statement Disclosures [Abstract]
Property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Facilities and plant equipment	$169,229	$168,036
Land	2,570	2,570
Other equipment, vehicles and furniture	5,280	4,918
Construction in progress	4,014	3,328
	181,093	178,852
Accumulated depreciation	(30,684)	(19,235)
	$150,409	$159,617

12. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Intangible assets consisted of the following (in thousands):

	Useful	December 31, 2012			December 31, 2011
	Life (Years)	Gross	Accumulated Amortization	Net Book Value	Gross	Accumulated Amortization	Net Book Value

Non-Amortizing:
Kinergy tradename		$2,678	$–	$2,678	$2,678	$–	$2,678

Amortizing:
Customer relationships	10	4,741	(3,685)	1,056	4,741	(3,211)	1,530
Pacific Ethanol tradename	2	800	(800)	–	800	(550)	250
Total intangible assets, net		$8,219	$(4,485)	$3,734	$8,219	$(3,761)	$4,458

13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2012	2011
Statutory rate	35.0%	35.0%
Change in valuation allowance	125.5	(3,849.0)
Section 382 reduction to loss carryover	(169.4)	3,827.9
State income taxes, net of federal benefit	5.5	3.9
Stock compensation	(1.9)	(16.8)
Non-deductible items	3.6	(1.1)
Other	1.7	0.1
Effective rate	0.0%	0.0%

Components of deferred income taxes

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$17,818	$30,681
Capital loss carryover	840	8,013
Stock-based compensation	278	417
Derivative instruments mark-to-market	–	201
Other accrued liabilities	156	123
Fixed assets	167	157
Other	207	167
Total deferred tax assets	19,466	39,759

Deferred tax liabilities:
Investment in New PE Holdco	(7,480)	(3,792)
Intangibles	(1,513)	(1,706)
Derivative instruments mark-to-market	(9)	–
Total deferred tax liabilities	(9,002)	(5,498)

Valuation allowance	(11,555)	(35,352)
Net deferred tax liabilities	$(1,091)	$(1,091)

Classified in balance sheet as:
Deferred income tax benefit (current assets)	$–	$–
Deferred income taxes (long-term liability)	(1,091)	(1,091)
	$(1,091)	$(1,091)

Federal Income Tax Note

These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years
Federal	2009 – 2011
Arizona	2009 – 2011
California	2008 – 2011
Colorado	2008 – 2011
Idaho	2009 – 2011
Oregon	2009 – 2011
Wisconsin	2008

15. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option plans

	Years Ended December 31,
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	15	$56.70	1	$867.30
Issued (Cancelled)	(2)	$8.25	14	$12.30
Outstanding at end of year	13	$63.00	15	$56.70
Options exercisable at end of year	5	$147.45	1	$867.30

Stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$ 12.90	12	8.59	$12.90	4	$12.90
$866.25-$871.50	1	2.57	$867.30	1	$867.30

Unvested restricted stock activity

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2010	31	$144.90
Issued	18	$12.90
Vested	(17)	$158.40
Canceled	(1)	$145.50
Unvested at December 31, 2011	31	$64.05
Vested	(13)	$81.90
Canceled	(2)	$61.20
Unvested at December 31, 2012	16	$50.40

Stock-based compensation expense
	Years Ended December 31,
	2012	2011
Employees	$782	$1,522
Non-employees	24	756
Total stock-based compensation expense	$806	$2,278

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A
Customers representing 10% or more of total net sales	21.00%	22.00%
Customer B
Customers representing 10% or more of total net sales	16.00%	9.00%
Customer C
Customers representing 10% or more of total net sales	12.00%	7.00%

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Major suppliers representing 10% or more total purchases	40.00%	39.00%
Supplier B
Major suppliers representing 10% or more total purchases	14.00%	13.00%
Supplier C
Major suppliers representing 10% or more total purchases		12.00%

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Building [Member]
Estimated useful lives	P40Y
Facilities and plant equipment [Member] | Minimum [Member]
Estimated useful lives	P10Y
Facilities and plant equipment [Member] | Maximum [Member]
Estimated useful lives	P25Y
Other equipment, vehicles and furniture [Member] | Minimum [Member]
Estimated useful lives	P5Y
Other equipment, vehicles and furniture [Member] | Maximum [Member]
Estimated useful lives	P10Y

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss Numerator
Net income attributed to Pacific Ethanol, Inc.	$ (5,454)	$ (4,953)	$ (19,057)	$ 3,074
Preferred stock dividends	(312)	(315)	(1,268)	(1,265)
Basic income per share:
Income available to common stockholders	(5,766)	(5,268)	(20,325)	1,809
Diluted income per share:
Income available to common stockholders				$ 1,809
Shares Denominator
Income available to common stockholders				2,249
Diluted income per share:
Income available to common stockholders				2,266
Per-Share Amount
Income available to common stockholders, basic and diluted	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.8
Income available to common stockholders, basic			$ (2.81)	$ 0.8
Loss available to common stockholders, diluted			$ (2.81)	$ 0.8
Warrant
Shares Denominator
Shares excluded from earnings per share basic				13
Option
Shares Denominator
Shares excluded from earnings per share basic				4

1. ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Organization and basis of Presentation
Proceeds from issuances of senior unsecured notes	$ 31,042,000
Combined term and revolving debt	103,597,000
Accounts receivable used as collateral	25,385,000		20,627,000
Bad debt recovery	$ 208,000	$ 2,000	$ (6,000)	$ (218,000)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Ownership interest in New PE Holdco			67.00%	34.00%
Line of credit collateral used			$ 20,627	$ 23,715
Bad debt recovery			6	218
Accounts receivable due, Value			12,011	13,577
Accounts receivable due, Percent			46.00%	48.00%
Amortization of deferred financing costs	108	164	736	651
Unamortized deferred financing costs			1,447
Net sales when company acting as an agent			2,756	2,856
Reduction to cost of goods sold			0	1,481
Stock-based compensation future unvested forfeiture rate			5.00%	5.00%
Accrued and unpaid dividends			$ 5,852	$ 7,315
Potentially dilutive shares from convertible securities outstanding	427,000	214,000
Convertible Debt Securities [Member]
Potentially dilutive shares from convertible securities outstanding			246,000	54,000

2. VARIABLE INTEREST ENTITY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 VIEBalanceSheetMember
Values and classification of assets that are collateral for the obligations of New PE Holdco
Cash and cash equivalents		$ 11
Other current assets	7,699	7,485
Property and equipment	145,774	143,308
Other assets	2,719	3,150
Total assets	156,192	153,954
Current liabilities	4,287	6,598
Long-term debt, including current portion	100,821	103,597
Other liabilities	207	220
Total liabilities	$ 105,315	$ 110,415

2. VARIABLE INTEREST ENTITY (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 AMA [Member]	Dec. 31, 2011 AMA [Member]	Dec. 31, 2012 Ethanol marketing agreements [Member]	Dec. 31, 2011 Ethanol marketing agreements [Member]	Dec. 31, 2012 Corn procurement and handling agreements [Member]	Dec. 31, 2011 Corn procurement and handling agreements [Member]	Dec. 31, 2012 Distillers grain marketing agreements [Member]	Dec. 31, 2011 Distillers grain marketing agreements [Member]	Dec. 31, 2012 New PE Holdco	Dec. 31, 2011 New PE Holdco
Reduced Noncontrolling interest in VIEs											$ 27,647	$ 15,585
Additional paid in capital for fair value of VIE's											7,646	6,468
Net sales attributed to New PE Holdco	122,225	105,854									448,414	512,497
Net loss attributed to New PE Holdco	(4,973)	(13,641)									(5,581)	(6,226)
Company revenue and VIE costs under the AMA agreement eliminated			$ 3,180	$ 3,468	$ 3,157	$ 3,708	$ 2,271	$ 2,758	$ 4,353	$ 4,797

3. INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory balances
Finished goods	$ 11,053	$ 10,230	$ 9,429
Work in progress	4,481	3,846	4,284
Raw materials	1,212	1,363	1,334
Other	790	805	1,084
Total	$ 17,536	$ 16,244	$ 16,131

4. DERIVATIVES (Details) (Commodity contracts [Member], Non Designated Derivative Instruments [Member], Cost of goods sold [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commodity contracts [Member] | Non Designated Derivative Instruments [Member] | Cost of goods sold [Member]
Classification and amounts of the Company's derivatives not designated as hedging instruments
Realized Gains (Losses)	$ (73)	$ (102)	$ 720	$ 338
Unrealized Gains	$ 68	$ 236	$ 279	$ (242)

4. DERIVATIVES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Type of derivative	Commodity contracts	Commodity contracts
Other current assets	$ 189	$ 244
Accrued liabilities	$ 167	$ 500

4. DERIVATIVES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Additional details
Recognized gains and losses due to change in fair value	$ (5)	$ 135	$ 999	$ 96

5. DEBT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term borrowings are summarized as follows
Kinergy operating line of credit	$ 20,558,000	$ 19,711,000	$ 20,432,000
Senior unsecured notes	20,313,000
Subordinated convertible notes	6,000,000
Plant Owner's term debt	57,097,000	54,821,000	51,279,000
Plant Owner's operating line of credit	46,500,000	46,000,000	21,978,000
Note payable to related party	750,000	750,000	750,000
Total debt	151,218,000	121,282,000	94,439,000
Less: Parent purchased Plant Owners' term debt	(24,174,000)
Less: Unamortized discount on senior unsecured notes	(2,432,000)
Less: Unamortized discount on convertible notes	(2,283,000)
Long-term Debt, current and non-current	122,329,000	121,282,000	94,439,000
Less short-term portion	(8,496,000)	(4,029,000)	(750,000)
Long-term debt	$ 113,833,000	$ 117,253,000	$ 93,689,000

5. DEBT (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 4,029
2014		750
2015		25,711
2016		90,792
Total	$ 122,329	$ 121,282	$ 94,439

5. DEBT (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Chief Executive Officer [Member]	Mar. 31, 2013 Kinergy [Member]	Mar. 31, 2013 Senior Unsecured Notes	Mar. 31, 2013 Subordinated Convertible Notes [Member]	Mar. 31, 2013 Plant Owners [Member]	Dec. 31, 2012 Plant Owners [Member]
Borrowings under line of credit					$ 847,000
Availability under the revolving credit facility					7,872,000			5,000,000
Discount amortization included in interest expense						225,000
Principal payments made on notes						1,880,000
Conversion price							$ 3.6
Series A Notes converted into common stock							1,688,300
Fair value of conversion feature							1,400,800
Fair value of warrants							882,500
Credit line interest rate								13.25%
Credit line expiration date								Jun 30, 2016
Credit line balance	$ 20,558,000	$ 19,711,000	$ 20,432,000					$ 24,174,000
Note payable maturity date				Mar 31, 2014					Jun 30, 2016

5. DEBT (Details Narrative 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012 Kinergy	Mar. 31, 2013 Plant Owners	Dec. 31, 2012 Plant Owners	Dec. 31, 2012 Related Party	Dec. 31, 2011 Related Party
Availability under the revolving credit facility				$ 27,017		$ 46,000
Credit facility increase						10,000
Outstanding balance				19,711		46,000
Interest under notes							60	78
Remaining amount of notes due and payable	750	750	750				750
Debt maturity date						Jun 30, 2016	Mar 31, 2014
Accrued interest					5,818	3,542
Income for fair value adjustments	0	3,108
Interest expense on borrowings	$ 12,314	$ 14,813

6. COMMON STOCK AND WARRANTS (Details) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant
Number of Shares
Begining Balance							426,000	258,000
Warrants issued							4,633,000	330,000
Warrants exercised							(20,000)	(162,000)
Ending Balance							5,039,000	426,000
Price per Share
Begining Balance	$ 1.8	$ 1.8	$ 1.8	$ 745.5	$ 745.5	$ 745.5
Warrants issued								$ 22.5
Warrants exercised	$ 1.8			$ 7.95				$ 6.75
Ending Balance	$ 1.8	$ 1.8	$ 1.8	$ 745.5	$ 745.5	$ 745.5
Weighted Average Exercise Price
Begining Balance							$ 117.6	$ 183
Warrants issued	$ 6.45			$ 8.85			$ 2.85	$ 22.5
Warrants exercised							$ 7.8	$ 6.75
Ending Balance							$ 17.1	$ 117.6

6. COMMON STOCK AND WARRANTS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrants exercised, value	$ 2,064
Fair value adjustments for warrants			1,954	4,451
September 2012 Public Offering
Proceeds from offering			10,091
Underwriting and issuance costs			909
Common stock and warrants issued			1,833,333
July 2012 Public Offering
Proceeds from offering			10,903
Underwriting and issuance costs			1,137
Common stock and warrants issued			1,866,667
Warrants exercised, shares			3,333
Warrants exercised, value			22
December 2011 Private Placement
Proceeds from offering				7,364
Underwriting and issuance costs				$ 642
Common stock and warrants issued				508,333

7. COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$ 9,032

7. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 EthanolMember	Dec. 31, 2012 EthanolMember
Fixed-price purchase contracts to purchase, ethanol			$ 12,143	$ 9,361
Indexed-price contracts to purchase ethanol			113,000 gallons
Open ethanol indexed-price sales commitment			95,109,000 gallons	97,038,000 Gallon
Open WDG and syrup fixed-price sales contracts			552	1,194
Open indexed-price sales contracts			27,000 tons	31,000 Tons
Rent expense	$ 2,252	$ 2,300

8. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant assumptions used in the valuations
Fair value	$ 8,079,000	$ 4,892,000
Original Issuance 03/28/2013
Significant assumptions used in the valuations
Exercise price	$ 7.8
Volatility	71.10%
Risk free interest rate	0.24%
Term (years)	2 years
Discount for Marketability restrictions	38.20%
Warrants Outstanding	788,000
Fair value	882,000
Original issuance 1/11/2013
Significant assumptions used in the valuations
Exercise price	$ 7.8
Volatility	72.50%
Risk free interest rate	0.77%
Term (years)	4 years 9 months 14 days
Discount for Marketability restrictions	54.40%
Warrants Outstanding	1,709,000
Fair value	2,728,000
Original issuance 9/26/2012
Significant assumptions used in the valuations
Exercise price	$ 8.85	$ 8.85
Volatility	84.20%	70.20%
Risk free interest rate	0.31%	0.36%
Term (years)	2 years 5 months 26 days	2 years 8 months 26 days
Discount for Marketability restrictions	75.90%	53.90%
Warrants Outstanding	1,771,000	1,833,000
Fair value	776,000	1,112,000
Original issuance 7/3/2012
Significant assumptions used in the valuations
Exercise price	$ 7.5	$ 7.5
Volatility	71.10%	76.10%
Risk free interest rate	0.57%	0.72%
Term (years)	4 years 3 months 4 days	4 years 6 months 4 days
Discount for Marketability restrictions	51.80%	55.50%
Warrants Outstanding	1,812,000	1,867,000
Fair value	2,880,000	2,756,000
Original issuance 7/3/2012 (2nd one)
Significant assumptions used in the valuations
Exercise price	$ 6.45	$ 6.45
Volatility	63.70%	69.30%
Risk free interest rate	0.14%	0.16%
Term (years)	9 months 4 days	1 year 4 days
Discount for Marketability restrictions	57.60%	55.50%
Warrants Outstanding	804,000	930,000
Fair value	335,000	509,000
Original issuance 12/13/2011
Significant assumptions used in the valuations
Exercise price	$ 11.25	$ 12.45
Volatility	68.10%	74.40%
Risk free interest rate	0.57%	0.54%
Term (years)	3 years 8 months 16 days	3 years 11 months 12 days
Discount for Marketability restrictions	47.10%	52.30%
Warrants Outstanding	306,000	330,000
Fair value	478,000	480,000
Original issuance 10/6/2010
Significant assumptions used in the valuations
Exercise price		$ 1.8
Volatility		76.00%
Risk free interest rate		0.72%
Term (years)		4 years 9 months 18 days
Discount for Marketability restrictions		46.40%
Warrants Outstanding		17,000
Fair value		$ 35,000

8. FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant assumptions used in the valuations
Fair value	$ 4,892	$ 1,921
Warrants Issued On 26 September 2012 [Member]
Significant assumptions used in the valuations
Fair value	1,112
Exercise price	$ 8.85
Volatility	70.20%
Risk free interest rate	0.36%
Term (years)	2 years 8 months 26 days
Marketability discount	53.90%
Warrant outstanding	183,000
Warrants Issued On 03 July 2012 [Member]
Significant assumptions used in the valuations
Fair value	2,756
Exercise price	$ 7.5
Volatility	76.10%
Risk free interest rate	0.72%
Term (years)	4 years 6 months 4 days
Marketability discount	55.50%
Warrant outstanding	1,867,000
Warrants Issued On 03 July 2012 One [Member]
Significant assumptions used in the valuations
Fair value	509
Exercise price	$ 6.45
Volatility	69.30%
Risk free interest rate	0.16%
Term (years)	1 year 4 days
Marketability discount	55.50%
Warrant outstanding	930,000
Warrants Issued On 13 December 2011 [Member]
Significant assumptions used in the valuations
Fair value	480	1,695
Exercise price	$ 12.45	$ 1.5
Volatility	74.40%	68.00%
Risk free interest rate	0.54%	0.83%
Term (years)	3 years 11 months 12 days	4 years 11 months 16 days
Marketability discount	52.30%	52.00%
Warrant outstanding	330,000	4,956,250
Warrants Issued On 06 October 2010 [Member]
Significant assumptions used in the valuations
Fair value	$ 35	$ 226
Exercise price	$ 1.8	$ 0.45
Volatility	76.00%	68.00%
Risk free interest rate	0.72%	1.10%
Term (years)	4 years 9 months 18 days	5 years 10 months 24 days
Marketability discount	46.40%	47.00%
Warrant outstanding	17,000	504,202

8. FAIR VALUE MEASUREMENTS (Details 2) (Convertible Notes [Member], Issued on March 28, 2013 [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Convertible Notes [Member] | Issued on March 28, 2013 [Member]
Significant assumptions used in the valuations
Exercise price	$ 15
Volatility	62.20%
Risk free interest rate	0.14%
Term (years)	1 year
Marketability discount	24.50%
Fair value	$ 1,400,800

8. FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Assets	$ 205	$ 189	$ 244
Liabilities:
Liabilities	9,595	5,059	2,421
Commodity Contracts [Member]
Assets:
Assets	205	189
Liabilities:
Liabilities	115	167
Warrants [Member]
Liabilities:
Liabilities	8,079	4,892	1,921
Conversion Feature [Member]
Liabilities:
Liabilities	1,401
Commodity Contracts [Member]
Assets:
Assets			244
Liabilities:
Liabilities			500
Level 1 [Member]
Assets:
Assets	205	189	244
Liabilities:
Liabilities	115	167	500
Level 1 [Member] | Commodity Contracts [Member]
Assets:
Assets	205	189
Liabilities:
Liabilities	115	167
Level 1 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 1 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities
Level 1 [Member] | Commodity Contracts [Member]
Assets:
Assets			244
Liabilities:
Liabilities			500
Level 2 [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 2 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 2 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 2 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities
Level 2 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 3 [Member]
Assets:
Assets
Liabilities:
Liabilities	9,480	4,892	1,921
Level 3 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 3 [Member] | Warrants [Member]
Liabilities:
Liabilities	8,079	4,892	1,921
Level 3 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities	1,401
Level 3 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities

8. FAIR VALUE MEASUREMENTS (Details 4) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,892
Warrant exercises	(260)
Adjustments to fair value for the period	(93)
Ending Balance	8,079
Warrants [Member] | Issuance In January [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	2,657
Warrants [Member] | Issuance In March [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	883
Conversion Feature [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance
Warrant exercises
Adjustments to fair value for the period
Ending Balance	1,401
Conversion Feature [Member] | Issuance In January [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants
Conversion Feature [Member] | Issuance In March [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	$ 1,401

8. FAIR VALUE MEASUREMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member] July Offering [Member]	Dec. 31, 2012 Level 3 [Member] September Offering [Member]
Changes in the fair value of the Company's Level 3 inputs
Warrants	$ 8,079,000		$ 4,892,000		$ 4,892	$ 1,921	$ 5,718
Convertible notes							38,108
Retirement of convertible notes						(35,000)		3,380	1,658
Issuance of warrants						1,809
Exercises of warrants	2,064				(113)	(1,155)
Adjustments to fair value of warrant					(1,954)	(4,451)
Adjustments to fair value of convertible notes						$ (3,108)

9. EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Basic and diluted earnings per share
Net loss/Income	$ (5,454)	$ (4,953)	$ (19,057)	$ 3,074
Less: Preferred stock dividends	(312)	(315)
Loss available to common stockholders	$ (5,766)	$ (5,268)	$ (20,325)	$ 1,809
Basic and diluted, shares	10,060	5,748	7,224	2,266
Basic and diluted, per share	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.8

9. EARNINGS PER SHARE (Details Narrative)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Dilutive securities
Potentially dilutive weighted-average shares from convertible securities not considered in calculation of diluted shares	427,000	214,000

10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued and unpaid dividends, amount		$ 5,852	$ 7,315
Note payable to its Chief Executive Officer	750	750	750
Series B Preferred Stock
Accrued and unpaid dividends, amount	5,120	5,852
Shares issued in lieu of dividend payment	139,000
Value of shares issued in lieu of dividend payment	$ 732	$ 5,852

11. PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment Income Statement Disclosures [Abstract]
Facilities and plant equipment		$ 169,229	$ 168,036
Land		2,570	2,570
Other equipment, vehicles and furniture		5,280	4,918
Construction in progress		4,014	3,328
Property, Plant and Equipment, Gross		181,093	178,852
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(30,684)	(19,235)
Property, Plant and Equipment, Net	$ 147,863	$ 150,409	$ 159,617

11. PROPERTY AND EQUIPMENT (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation expense	$ 11,481	$ 11,724
Idle facilities	27,773	29,924
Depreciation on idle facilities	$ 2,136	$ 2,155

12. INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Kinergy Tradename [Member]	Dec. 31, 2011 Kinergy Tradename [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Pacific Ethanol Tradename [Member]	Dec. 31, 2011 Pacific Ethanol Tradename [Member]
Useful Life (Years)						10 years		2 years
Gross intangible asset		$ 8,219	$ 8,219	$ 2,678	$ 2,678	$ 4,741	$ 4,741	$ 800	$ 800
Accumulated Amortization		(4,485)	(3,761)			(3,685)	(3,211)	(800)	(550)
Net Book Value	$ 3,615	$ 3,734	$ 4,458	$ 2,678	$ 2,678	$ 1,056	$ 1,530		$ 250

12. INTANGIBLE ASSETS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 724	$ 924
Weighted-average unamortized life of the intangible assets	2 years 2 months 12 days
Expected amortization expense 2013	474
Expected amortization expense 2014	474
Expected amortization expense 2015	$ 108

13. INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%
Change in valuation allowance	125.50%	(3849.00%)
Section 382 reduction to loss carryover	169.40%	3827.90%
State income taxes, net of federal benefit	5.50%	3.90%
Stock compensation	(1.90%)	(16.80%)
Non-deductible items	3.60%	(1.10%)
Other	1.70%	0.10%
Effective rate	0.00%	0.00%

13. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 17,818	$ 30,681
Capital loss carryover	840	8,013
Stock-based compensation	278	417
Derivative instruments mark-to-market		201
Other accrued liabilities	156	123
Fixed assets	167	157
Other	207	167
Total deferred tax assets	19,466	39,759
Deferred tax liabilities:
Investment in New PE Holdco	(7,480)	(3,792)
Intangibles	(1,513)	(1,706)
Derivative instruments mark-to-market	(9)
Total deferred tax liabilities	(9,002)	(5,498)
Valuation allowance	(11,555)	(35,352)
Net deferred tax liabilities	(1,091)	(1,091)
Classified in balance sheet as:
Deferred income tax benefit (current assets)
Deferred income taxes (long-term liability)	(1,091)	(1,091)
Deferred income taxes	$ (1,091)	$ (1,091)

13. INCOME TAXES (Details 2)	Dec. 31, 2012
Federal [Member]
Tax Years	2009  2011
Arizona [Member]
Tax Years	2009  2011
California [Member]
Tax Years	2008  2011
Colorado [Member]
Tax Years	2008  2011
Idaho [Member]
Tax Years	2009  2011
Oregon [Member]
Tax Years	2009  2011
Wisconsin [Member]
Tax Years	2008

13. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 399,000
Federal net operating loss carryforwards	45,424	16,272
State net operating loss carryforwards	48,291	21,492
Valuation allowance	11,555	35,352
Change in valuation allowance	$ (23,797)	$ (123,361)

14. PREFERRED STOCK (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Preferred stock shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock dividends paid in cash			$ 1,268
Preferred stock dividends accrued and unpaid	$ 312	$ 315	$ 1,268	$ 1,265
Series A Preferred Stock [Member]
Preferred stock shares authorized			1,684,375	1,684,375
Preferred stock Series outstanding			0	0
Series B Preferred Stock [Member]
Preferred stock shares authorized			1,580,790	1,580,790
Preferred stock Series outstanding			926,942	926,942

15. STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year	15,000	1,000
Issued (Cancelled)	(2,000)	14,000
Outstanding at end of year	13,000	15,000
Options exercisable at end of year	5,000	1,000
Outstanding at beginning of year	$ 56.7	$ 867.3
Issued (Cancelled)	$ 8.25	$ 12.3
Outstanding at end of year	$ 63	$ 56.7
Options exercisable at end of year	$ 147.45	$ 867.3

15. STOCK-BASED COMPENSATION (Detail 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 $12.90	Dec. 31, 2012 $866.25-$871.50
Number Outstanding			12,000	1
Weighted Average Remaining Contractual Life (yrs)			8 years 7 months 2 days	2 years 6 months 25 days
Weighted Average Exercise Price			$ 12.9	$ 867.3
Number Exercisable	5,000	1,000	4	1
Weighted Average Exercise Price	$ 147.45	$ 867.3	$ 12.9	$ 867.3

15. STOCK-BASED COMPENSATION (Details 2) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Begining Balance	31,000	31,000
Issued		18,000
Vested	(13,000)	(17,000)
Canceled	(2,000)	(1,000)
Ending Balance	16,000	31,000
Begining Balance	$ 64.05	$ 144.9
Issued		$ 12.9
Vested	$ 81.9	$ 158.4
Canceled	$ 61.2	$ 145.5
Ending Balance	$ 50.4	$ 64.05

15. STOCK-BASED COMPENSATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total stock-based compensation expense	$ 806	$ 2,278
Employees
Total stock-based compensation expense	782	1,522
Non-employees
Total stock-based compensation expense	$ 24	$ 756

15. STOCK-BASED COMPENSATION (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intrinsic values of outstanding options	$ 0	$ 50
Total compensation cost related to unvested awards	$ 812
Stock option outstanding	13,000	15,000	1,000
2004 Stock Option Plan
Stock option outstanding	762,000	762,000